                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               File No.  33-15935



                                   FORM N-1A



Registration Statement under the
Securities Act of 1933                          ( )
        Pre-Effective Amendment No.             ( )
                                    ----
        Post-Effective Amendment No.  16        (x)
                                     ----
and/or
Registration Statement under the
Investment Company Act of 1940                  ( )
        Amendment No.   20                      (x)
                      ----
                        [Check appropriate box or boxes]

                               --------------

                              OLDE CUSTODIAN FUND


                [Exact name of Registrant as Specified in Trust]


751 Griswold, Detroit, MI                           48226
[Address of Principal Executive Officer]            [Zip Code]
Registrant's Telephone Number, including Area Code  (313) 961-6666


                                 Lisa S. Fildes
                              OLDE Custodian Fund
                                751 Griswold St.
                            Detroit, Michigan 48226
                    [Name and Address of Agent for Service]


The Registrant hereby amends this registration statement on this date to become effective on February 28, 1997 in accordance with Rule 485(b) of the Securities Act of 1933.


                                -------------


The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Rule 24f-2 Notice with respect to the Fund's shares for the fiscal period ended October 31, 1996 was filed on December 24, 1996.

                              TABLE OF CONTENTS


                                                              PAGE

Expense Information .......................................... 2
General Information .......................................... 4
Objectives and Policies
    OLDE Money Market Series ................................. 5
    OLDE Premium Money Market Series ......................... 6
    OLDE Premium Plus Money Market Series .................... 7
Other Investment Policies of the Series ...................... 9
What an Investor Should Know About
      the Shares of each Series .............................. 10
Distributions ................................................ 11
Federal Income Taxes ......................................... 11
How Series Shares are Valued ................................. 12
How Series Share may be Purchased ............................ 12
How Series Shares may be Redeemed ............................ 14
Performance .................................................. 16
How the Series are Managed ................................... 16


        THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALESMAN, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM THE DISTRIBUTOR.

                          OLDE MONEY MARKET SERIES
                      OLDE PREMIUM MONEY MARKET SERIES
                    OLDE PREMIUM PLUS MONEY MARKET SERIES
                             OLDE CUSTODIAN FUND
                                751 Griswold
                              Detroit, MI 48226
                        PROSPECTUS February 28, 1997



        OLDE Custodian Fund (the "Fund") is a diversified, open-end management investment company currently consisting of three separate series. Each series represents a separate investment portfolio with its own investment policies and objectives. This Prospectus discusses OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series (the "Series"). The shares of each of the Series are available for purchase by investors who maintain or establish a brokerage account with OLDE Discount Corporation ("OLDE Discount") or any other broker-dealer with whom OLDE Discount has a dealer agreement.

        Each Series invests exclusively in portfolios of high quality short-term money market instruments. The objective of each Series is maximum current income consistent with preservation of capital and liquidity. Each Series seeks to maintain a stabilized price of $1 per share. Investments in the shares of any Series are neither insured nor guaranteed by the U.S. Government. There can be no assurance that a net asset value of $1 per share will be maintained in any Series. An investor may invest, reinvest or redeem shares at any time without charge.

        This Prospectus sets forth concisely the information about each Series that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. Each Series is responsible for any statements or misstatements relating to that Series appearing in this Prospectus.

        Additional information about each Series has been filed with the Securities and Exchange Commission and is available upon request and without charge. You may request the Statements of Additional Information for each Series, which are incorporated in this Prospectus by reference, by writing the Fund at the address printed above.

        The date of this Prospectus and the Statements of Additional Information is February 28, 1997.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             EXPENSE INFORMATION


        The following table sets forth certain information in connection with the expenses of OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series for the year ended October 31, 1996.

        These tables are intended to assist the investor in understanding the various costs and expenses borne by each Series and therefore indirectly by its investors, the payment of which will reduce an investor's return on an annual basis.

        Annual Series Operating Expenses After Expense Reimbursement (as a percentage of average net assets)


                                OLDE            OLDE PremiumOLDE Premium
                                Money Market    Money Market      Plus Money
                                Series          Series            Market Series*

Management Fee .............    0.50%               0.30%                0.00%
Other Expenses .............    0.44%               0.25%                0.00%
12b-1 Fee ..................    0.06%               0.15%                0.00%
                                -----               -----                -----
Total Series
Operating Expenses .........    1.00%               0.70%                0.00%


        The following example illustrates the expenses an investor would pay on a $1,000 investment in each Series, assuming a 5% annual return
(cumulatively through the end of each time period). The amounts listed in this example should not be considered as representative of past or future expenses or performance; actual expenses and performance may be greater or less than that indicated.


                        OLDE               OLDE PremiumOLDE Premium
                        Money Market       Money Market      Plus Money
                        Series             Series            Market Series


1 year .............     $  10             $  7              $  4
3 years ............        32               22                11
5 years ............        55               39                20
10 years ...........       126               88                46



        *The Adviser voluntarily agreed to waive its management fee and accounting fee, and reimburse all other expenses of this Series until January 1, 1997. IF THE ADVISER'S REIMBURSEMENT POLICY HAD NOT BEEN IN EFFECT DURING THIS PERIOD, THE MANAGEMENT FEE, OTHER EXPENSES, 12b-1 FEE AND TOTAL OPERATING EXPENSES OF OLDE PREMIUM PLUS MONEY MARKET SERIES WOULD HAVE BEEN
 .15%, .06%, .15% AND .36%, RESPECTIVELY. The aggregate amount of operating expenses incurred by this Series during THE period from NOVEMBER 1, 1995 to October 31, 1996 and reimbursed by the Adviser during the year was $5,413,818. From January 1, 1997 until January 1, 1998, the Adviser has voluntarily agreed to reimburse or waive any or all expenses of this Series which exceed .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of this Series.

                          OLDE MONEY MARKET SERIES
                            FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:


                                                                YEAR ENDED OCTOBER 31
                                1996            1995            1994            1993            1992
                                ----            ----            ----            ----            ----
NET ASSET VALUE,
BEGGINNING OF YEAR              $1.00           $1.00           $1.00           $1.00           $1.00
                                -----           -----           -----           -----           -----
 INVESTMENT OPERATIONS:
Net investment income           0.0460          0.0487          0.0293          0.0230           0.0337
DISTRIBUTIONS:
Dividends from
net investment income           (0.0460)        (0.0487)        (0.0293)        (0.0230)        (0.0337)
                                 ------          ------          ------          ------          ------
NET ASSET VALUE,
END OF YEAR                     $1.00           $1.00           $1.00            $1.00          $1.00
                                =====           =====           =====            =====           ====
 TOTAL RETURN (ANNUALIZED)      +4.60%          +4.87%          +2.93%           +2.30%         +3.37%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
  period (000's omitted)        $373,147        $313,232        $209,288        $206,775        $159,211
Ratio of expenses to
  average net assets            1.00%           1.07%           1.05%             1.10%          1.10%
Ratio of net investment income
  to average net assets         4.60%           4.87%           2.93%             2.30%          3.37%

Financial Highlights for the period presented above have been audited by Ernst and Young LLP, independent auditors, whose report thereon is incorporated by reference in the Statement of Additional Information for this Series.


                       OLDE  PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:

                                                                YEAR ENDED OCTOBER 31
                                1996             1995           1994            1993            1992
                                ----             ----           ----            ----            ----
NET ASSET VALUE,
BEGINNING OF YEAR               $1.00            $1.00          $1.00           $1.00           $1.00
                                -----            -----          -----           -----           -----
 INVESTMENT OPERATIONS:
Net investment income           0.0490          0.0524          0.0339          0.0276          0.0410
DISTRIBUTIONS:
Dividends from
net investment income           (0.0490)        (0.0524)        (0.0339)        (0.0276)        (0.0410)
                                -------         -------         -------         -------         -------
NET ASSET VALUE,
END OF YEAR                     $1.00           $1.00           $1.00           $1.00           $1.00
                                =====           =====           =====           =====           =====
 TOTAL RETURN (ANNUALIZED)      +4.90%          +5.24%          +3.39%          +2.76%          +4.10%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000's omitted)        $233,962        $178,203        $87,946         $103,317        $162,909
 Ratio of expenses to
  average net assets                0.70%        0.70%           0.60%           0.70%           0.56%
 Ratio of net investment income
   to average net assets            4.90%        5.24%           3.39%           2.76%           4.10%


        Financial Highlights for the period presented above have been audited by Ernst and Young LLP, independent auditors, whose report thereon is incorporated by reference in the Statement of Additional Information for this Series.


                    OLDE PREMIUM PLUS MONEY MARKET SERIES
                             FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each period:



THE PERIOD                                                      YEAR ENDED OCTOBER 31         FOR
 JANUARY 3, 1992 TO

                                1996            1995           1994            1993     October 31, 1992
                                ----            ----           ----            ----     ----------------
NET ASSET VALUE,
 BEGINNING OF YEAR             $1.00            $1.00          $1.00           $1.00           $1.00
                               -----            -----          -----           -----           -----
 INVESTMENT OPERATIONS:
Net investment income           0.0560           0.0598         0.0401          0.0342          0.0340
DISTRIBUTIONS:
Dividends from
net investment income          (0.0560)         (0.0598)       (0.0401)        (0.0342)        (0.0340)
                               -------          -------        -------         -------         -------
NET ASSET VALUE,
END OF YEAR                    $1.00            $1.00          $1.00           $1.00           $1.00
 TOTAL RETURN (ANNUALIZED)     +5.60%           +5.98%         +4.01%          +3.42%          +4.10%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
 period (000's omitted)        $1,825,480      $1,172,123     $392,304        $170,630        $ 94,734
Ratio of expenses to
 average net assets                -                -               -             -                -
Ratio of net investment income
 to average net assets          5.60%            5.98%          4.01%           3.42%           4.10%


         Financial Highlights for the period presented above have been audited by Ernst and Young LLP, independent auditors, whose report thereon is incorporated by reference in the Statement of Additional Information for this Series.

                             GENERAL INFORMATION

        The Fund was organized as a Massachusetts business trust on February 17, 1987. The Fund is authorized to issue an unlimited number of shares of beneficial interest, with a par value of $.01 per share, in several series. Currently, the Fund consists of three separate series. Additional series may be added in the future by the Board of Trustees.

        All shares of each Series have equal voting and liquidation rights. The shares have noncumulative voting rights, which means that holders of more than 50% of the outstanding shares of the Fund voting for the election of trustees can elect 100% of the trustees of the Fund if they choose to do so.

        OLDE Discount serves as the Distributor for each of the Series. Any questions or communications regarding a shareholder account in any Series should be directed to OLDE Discount or the other broker-dealer servicing the account.

        In an effort to reduce mailing costs, the Series consolidate shareholder mailings by household. This means that a household having multiple accounts with the identical address of record will receive a single package during each shareholder mailing. If you do not wish this consolidation to apply to your account(s), please write OLDE Custodian Fund at the address listed on page 1 of the Prospectus.



                      INVESTMENT OBJECTIVES AND POLICIES
        Set forth below is a description of the investment objective of each Series. The investment objective and policies of a Series may not be changed without the approval of that Series' shareholders. There can be no assurance that any Series will meet its investment objective.

        The investment objective of each Series is maximum current income, consistent with preservation of capital and liquidity. Each Series seeks to meet this objective by following its particular investment policies.

        OLDE MONEY MARKET SERIES invests in the following money market instruments, provided that the maturity of a single portfolio instrument cannot exceed 13 months:

        U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States (including Treasury bills, notes and bonds) or its agencies (such as the Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land
Bank). This Series may invest up to 100% of its assets in U.S. Government securities;

        BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and/or its agencies, and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks. This Series may invest up to $100,000 per issue and up to $1 million principal amount per bank;

        OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more. This Series may invest up to $100,000 per issue and up to $1 million principal amount per bank or association;

        FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by an agency of the Federal Government, limited to $100,000 principal amount per institution and in the aggregate to 10% of this Series' total assets;

        COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued to finance short-term credit needs. This Series may invest in commercial paper obligations which have short-term ratings within the highest grade by at least two nationally recognized statistical rating organizations ("NRSRO"), including but not limited to Moody's Investors Service, Inc., Standard and Poor's Corporation, Duff & Phelps, Inc. and Fitch Investors Service, Inc. ("First Tier Securities"). If only one NRSRO has rated the security, that rating is determinative.

        This Series may also invest up to 5% of its assets in commercial paper obligations which are rated in the second highest category by any two NRSROs ("Second Tier Securities"). This Series is limited as to the amount it may invest in such securities of a single issuer to the greater of 1% of this Series' total net assets or $1 million.

        This Series may also invest in commercial paper obligations that are unrated if they are issued by companies with a currently outstanding unsecured debt issue rated within the two highest grades by any

NRSRO determined to be of the equivalent quality of other permissible investments pursuant to procedures adopted by the Board of Trustees;

        CORPORATE OBLIGATIONS. Corporate obligations rated at the time of purchase A-2 or higher by Standard & Poor's or Prime-2 or higher by Moody's, maturing in one year or less; and

        (See the Appendix to the Statement of Additional Information for this Series for an explanation of Standard & Poor's and Moody's ratings.)

        REPURCHASE AGREEMENTS. This Series may enter into repurchase agreements, a type of secured lending by the Series, which typically involve the acquisition by the Series of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Series will sell back to the institution, and that the institution will repurchase, the underlying instrument ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Series will receive interest from the issuer until the time when the repurchase is to occur. Although this date is deemed by the Series to be the maturity date of a repurchase agreement, the maturities of instruments subject to repurchase agreements are not subject to any limits and may exceed one year. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Series follows procedures designed to minimize such risks. This Series will consider on an ongoing basis the credit-worthiness of the issuers with which it enters into repurchase agreements. The Adviser will monitor periodically the value of the collateral to assure that it equals or exceeds the repurchase price. This Series will not invest more than 5% of the value of its total assets in repurchase agreements which exceed 7 days duration. This Series' Custodian will have custody of, and will hold in a segregated account, either physically or in a separate book-entry account, instruments acquired by this Series under a repurchase agreement.

        OLDE PREMIUM MONEY MARKET SERIES invests in the following money market instruments, provided that the maturity of a single portfolio instrument cannot exceed 13 months:

        U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States (including Treasury bills, notes and bonds) or its agencies (such as the Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land
Bank). This Series may invest up to 100% of its assets in U.S. Government securities;

        BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and/or its agencies, and having total assets of $1 billion or more, and instruments secured by such obligations, including obligations of foreign branches of domestic banks;

        OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations having total assets of $1 billion or more. This Series may invest up to $1 million principal amount per bank or association;

        COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued to finance short-term credit needs. This Series may invest in commercial paper obligations which have short-term ratings within the highest grade by at least two nationally recognized statistical rating organizations ("NRSRO"), including but not limited to Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps, Inc. and Fitch Investors Service, Inc. ("First Tier Securities"). If only one NRSRO has rated the security, that rating is determinative.

        This Series may also invest up to 5% of its assets in commercial paper obligations which are rated in the second highest category by any two NRSROs ("Second Tier Securities"). This Series is limited as to the amount it may invest in such securities of a single issuer to the greater of 1% of this Series' total net assets or $1 million.

        This Series may also invest in commercial paper obligations that are unrated if they are issued by companies with a currently outstanding unsecured debt issue rated within the two highest grades by any NRSRO determined to be of the equivalent quality of other permissible investments pursuant to procedures adopted by the Board of Trustees;


        CORPORATE OBLIGATIONS. Corporate obligations rated at the time of purchase A-2 or higher by Standard & Poor's or Prime-2 or higher by Moody's, maturing in one year or less;

        (See Appendix to the Statement of Additional Information for this Series for an explanation of Standard & Poor's and Moody's ratings.)

        VARIABLE RATE MASTER DEMAND NOTES. This Series may invest in variable rate master demand notes which are unsecured obligations, redeemable upon notice, that permit investment of fluctuating amounts at varying rates of interest. Such obligations are typically guaranteed or supported by a letter of credit issued by a bank or on behalf of the issuing institution; and

        REPURCHASE AGREEMENTS. This Series may enter into repurchase agreements, a type of secured lending by the Series, which typically involve the acquisition by the Series of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Series will sell back to the institution, and that the institution will repurchase, the underlying instrument ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Series will receive interest from the issuer until the time when the repurchase is to occur. Although this date is deemed by the Series to be the maturity date of a repurchase agreement, the maturities of instruments subject to repurchase agreements are not subject to any limits and may exceed one year. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Series follows procedures designed to minimize such risks. This Series will consider on an ongoing basis the credit-worthiness of the issuers with which it enters into repurchase agreements. The Adviser will monitor periodically the value of the collateral to assure that it equals or exceeds the repurchase price. This Series will not invest more than 5% of the value of its total assets in repurchase agreements which exceed 7 days duration. This Series' Custodian will have custody of, and will hold in a segregated account, either physically or in a separate book-entry account, instruments acquired by this Series under a repurchase agreement.

        OLDE PREMIUM PLUS MONEY MARKET SERIES invests in the following money market instruments, provided that the maturity of a single portfolio instrument cannot exceed 13 months:

        U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States (including Treasury bills, notes and bonds) or its agencies (such as the Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land
Bank). This Series may invest up to 100% of its assets in U.S. Government securities;

        BANK OBLIGATIONS. Certificates of deposit and bankers' acceptances issued by domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks and domestic and foreign branches of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

        This Series also may invest in time deposits which are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. In no event will this Series invest in a time deposit for a period of greater than 7 days.

        This Series will invest only in obligations of banking institutions having total assets in excess of $1 billion;




        COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued to finance short-term credit needs. This Series may invest in commercial paper obligations which have short-term ratings within the highest grade by at least two nationally recognized statistical rating organizations ("NRSRO"), including but not limited to Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps, Inc. and Fitch Investors Service, Inc. ("First Tier Securities"). If only one NRSRO has rated the security, that rating is determinative.

        This Series may also invest up to 5% of its assets in commercial paper obligations which are rated in the second highest category by any two NRSROs ("Second Tier Securities"). This Series is limited as to the amount it may invest in such securities of a single issuer to the greater of 1% of this Series' total net assets or $1 million.

        This Series may also invest in commercial paper obligations that are unrated if they are issued by companies with a currently outstanding unsecured debt issue rated within the two highest grades by any NRSRO determined to be of the equivalent quality of other permissible investments pursuant to procedures adopted by the Board of Trustees;

        CORPORATE OBLIGATIONS. Obligations consisting of short-term fixed, floating and variable rate bonds and notes issued by corporations which, at the time of purchase, are rated at least Aa by Moody's Investors Service, Inc. or at least AA by Standard & Poor's Corporation, or, if not so rated, are "pari passu" with respect to the issuer's short-term unsecured and/or unsubordinated debt rating of A1/P1;

        (See the Appendix to the Statement of Additional Information for this Series for an explanation of Standard & Poor's and Moody's ratings.)

        VARIABLE RATE MASTER DEMAND NOTES. Unsecured obligations which permit this Series to invest fluctuating amounts at varying rates of interest pursuant to a negotiated arrangement between the lender and the borrower. The demand feature facilitates the payment of principal at any time, or at specified times in accordance with such arrangement. Such obligations are typically supported by a letter of credit or other credit support arrangement issued by a bank on behalf of the borrower; and

        REPURCHASE AGREEMENTS. This Series may enter into repurchase agreements, a type of secured lending by this Series, which typically involve the acquisition by this Series of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement will provide that this Series will sell back to the institution, and that the institution will repurchase, the underlying instrument ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. This Series will receive interest from the issuer until the time when the repurchase is to occur. Although this date is deemed by this Series to be the maturity date of a repurchase agreement, the maturities of instruments subject to repurchase agreements are not subject to any limits and may exceed one year. While repurchase agreements involve certain risks not associated with direct investments in debt securities, this Series follows procedures designed to minimize such risks. This Series will consider on an ongoing basis the credit-worthiness of the issuers with which it enters into repurchase agreements. This Series' Adviser will monitor periodically the value of the collateral to assure that is equals or exceeds the repurchase price. This Series will not invest more than 5% of the value of its total assets in repurchase agreements which exceed 7 days duration. This Series' Custodian will have custody of, and will hold in a segregated account either physically or in a separate book-entry account, instruments acquired by this Series under a repurchase agreement.

        None of the Series may invest in instruments other than the types of money market instruments listed above and all Series are subject to other specific investment restrictions as described under "Other Investment Policies of the Series - Investment Restrictions" below and under "Investment Restrictions" in the separate Statement of Additional Information for each Series.

        Although each Series generally will not seek profits through short-term trading, they may dispose of any portfolio investment prior to maturity if that Series believes such disposition advisable.

        Each Series is expected to have a high portfolio turnover as a result of the short maturities of instruments purchased. This should not adversely affect any Series because brokerage commissions are not normally charged on the purchase or sale of money market instruments on a principal basis. Such transactions may involve transaction costs in the form of spreads between bid and asked prices. In addition, each Series may incur brokerage commissions on transactions conducted on an agency basis through OLDE Discount.

        Each Series will maintain a dollar-weighted average portfolio maturity of 90 days or less. Each Series will invest only in obligations determined by the Board of Trustees to present minimal credit risks and which are of high quality as determined by any major rating service or, in the case of any instrument not so rated, of comparable quality as determined by the Board of Trustees.

        Each Series will attempt to balance its objectives of maximum current income consistent with preservation of capital and liquidity by investing in instruments of varying maturities and risks. No Series will, however, invest in instruments that mature more than 13 months from the date of purchase. The amounts invested in obligations of various maturities will depend on an evaluation of the risks involved. Longer-term instruments, while generally paying higher interest rates, are subject, as a result of general changes in interest rates, to greater fluctuations in value than shorter-term instruments. Thus, when rates on new debt obligations increase, the value of outstanding debt obligations may decline, and vice versa. Such changes may also occur, but to a lesser degree, with short-term debt issues. Additionally, the value of fixed-income instruments will vary inversely with changes in interest rates. These changes, if realized, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline (see "How Series Shares are Valued"). Longer-term instruments also increase the risk that the issuer may be unable to pay an installment of interest or principal at maturity. Also, in the event of unusually large redemption demands, such instruments may have to be sold at a loss prior to maturity, or a Series might have to borrow money and incur interest expense. Either occurrence would inversely impact the amount of daily dividends and could result in a decline in the daily net asset value per share of a Series. Each Series will attempt to minimize these risks by investing in longer-term obligations when it appears that interest rates on such obligations are not likely to increase substantially during the period of expected holding, and then only in obligations of high quality which are readily marketable. However, there can be no assurance that any Series will be successful in achieving this or its other objectives.

                   OTHER INVESTMENT POLICIES OF THE SERIES

        Each Series seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. There can be no assurance that any Series will be able to maintain a net asset value of $1.00 per share. Instruments in which each Series will invest may not earn as high a level of current income as longer-term or lower quality obligations which generally have less liquidity, greater market risk and more fluctuation in market value.

                           INVESTMENT RESTRICTIONS

        The investment restrictions listed below are among the restrictions that have been adopted by each of the Series as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy of a Series may not be changed without the vote of a majority of the outstanding shares of that Series, as defined in the Act.

        A Series may not:

        1. Borrow money, except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and not for investment or leveraging, provided that borrowing in the aggregate may not exceed 10% of the value of that Series' total assets (including the amount borrowed) at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of that Series' total assets at the time of such borrowing.

        2. Purchase securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, of any issuer having a record, together with its predecessors, of less than three years continuous operation, if immediately after such purchase more than 5% of the value of that Series' total assets would be invested in such securities.

        3. Purchase any securities, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of that Series' total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of one issuer would be owned by that Series (for this purpose all indebtedness of an issuer shall be deemed a single class of security). This restriction shall apply only to 75% of the portfolio. The Series may exceed the 5% limitation for up to three business days for assets invested in securities rated in the highest short-term rating category by at least two NRSROs or by the only NRSRO that has rated the security, or comparable unrated securities.

        4. Purchase any securities, other than obligations of banks or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of that Series' total assets would be invested in the securities of issuers in the same industry. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio investments or the amount of total or net assets of a Series will not be considered a violation of any of the foregoing restrictions.

         WHAT AN INVESTOR SHOULD KNOW ABOUT THE SHARES OF EACH SERIES


        When issued, the shares of each Series will be fully paid, nonassessable and redeemable. Each shareholder of the Fund is entitled to one vote for each share owned, with each fractional share receiving the same proportion of a vote. Voting rights are noncumulative. The Fund does not intend to hold annual meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing trustees when requested in writing to do so by the record holders of a least 10% of the outstanding shares of the Fund. The term of office of each trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Fund may remove a trustee from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.



        Shareholders of the Fund will vote by Series except as otherwise required by the Investment Company Act of 1940. Matters affecting an individual Series include, but are not limited to, the investment objectives, policies and restrictions of that Series. Shares have no subscription, preemptive or conversion rights. Certificates will not be issued.


                                DISTRIBUTIONS

        Each Series declares dividends, on each day the New York Stock
Exchange (the "Exchange") is open for business, of all of its daily net investment income (and net short-term capital gains, if any) to shareholders of record as of the close of business that preceding business day. The Series' earnings for Saturdays, Sundays and holidays are included with the dividend calculated for the previous business day. The amount of dividends may fluctuate from day to day and may be omitted on some days if net realized losses on portfolio investments exceed a Series' net investment income.

        Dividends are declared daily and, unless a shareholder of a Series elects to receive cash, will be automatically reinvested monthly in additional full and fractional shares of that Series at the net asset value per share at the close of business on that day. Shareholders wishing to receive their dividends in cash may make their request to OLDE Discount or the broker-dealer servicing the account, in writing, prior to the month in which such election shall commence. If cash payment is requested, checks will be mailed within five business days after the last day of each month. Shareholders wishing to redeem shares of any Series must indicate whether it is a full or partial redemption. Full redemptions will be credited with all dividends accrued since the last distribution. Partial redemptions will not affect the date of dividend distribution. Each shareholder of a Series will receive a monthly summary of his or her account, including information as to reinvested dividends and checking transactions, if applicable, from the broker-dealer through which shares of a Series were purchased.

                             FEDERAL INCOME TAXES
                            TAXATION OF THE SERIES

        The Internal Revenue Code of 1986, as amended (the "Code"), treats each series in a series fund as a separate regulated investment company. It is each Series' current policy to qualify as a regulated investment company under the Code by distributing substantially all of its net investment income to shareholders and meeting other requirements of the Code. Upon qualification, a Series will not be liable for Federal income taxes to the extent earnings are distributed. The Board of Trustees retains the right for any series of the Fund to determine for any particular year if it is advantageous not to qualify as a regulated investment company. Regulated investment companies, such as each Series, are subject to a non-deductible 4% excise tax to the extent they do not distribute the statutorily required amount of investment income, determined on a calendar year basis, and capital gain net income, using an October 31 year end measuring period. Each Series intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of the 4% excise tax.

                           TAXATION OF SHAREHOLDERS

        For Federal income tax purposes, any dividends which a shareholder receives from a Series will be considered ordinary income. None of the dividends to be paid by a Series are expected to qualify for the corporate dividends-received deduction. A dividend declared in October, November or December of a year and paid in January of the following year will be considered to be paid on December 31 of the year of declaration.

        Promptly after the close of each calendar year, the Fund will issue an information return to advise shareholders of the Federal tax status of such distributions and dividends. Dividends and distributions may also be subject to state and local taxes. Shareholders should consult their tax advisers regarding specific questions as to Federal, state or local taxes.

        Internal Revenue Service regulations require investors to certify that the social security number or taxpayer identification number provided to the Fund is correct and that the investor is not subject to 31% withholding for previous under-reporting to the IRS. Investors will be asked to make the appropriate certification on their application to purchase shares. If a shareholder of a Series has not complied with the applicable IRS regulations, that Series is required by Federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends and redemption amounts).

                         HOW SERIES SHARES ARE VALUED

        The net asset value of the shares of each Series is that Series' aggregate gross assets, less all of its liabilities, divided by the number of its outstanding shares. Net asset value is determined at the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time) every day the Exchange is open.

        Each Series values its portfolio securities at amortized cost, which means that they are valued at their acquisition cost as adjusted for amortization of premium or accretion of discount rather than at current market value. Periodic comparisons are made of the value of each Series' investments at amortized cost and at market. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between a Series' net asset value per share calculated by reference to market values and a Series' $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly determine what action, if any, should be initiated to correct the deviation.

                      HOW SERIES SHARES MAY BE PURCHASED
                              INITIAL PURCHASES

        Shares of each Series will be offered continuously by OLDE Discount, the Distributor, and by other broker-dealers who have signed a dealer agreement with OLDE Discount for each Series. Shares are purchased through an automatic "sweep" process in OLDE Discount accounts and other accounts provided the process has been approved by OLDE Discount. Prospective investors must contact their local OLDE Discount office or other broker-dealer office to open an account and participate in the automatic sweep. Balances for each Series' shares will appear on an investor's OLDE Discount or other participating broker-dealer's monthly statements. The minimum initial and continuing investment in the OLDE Money Market Series is $1,000. The minimum initial and continuing investment in the OLDE Premium Money Market Series is $5,000. The minimum initial and continuing investment in the OLDE Premium Plus

Money Market Series is $25,000. Each Series has minimum subsequent investments of $1,000. These minimum amounts may be changed at any time. Shareholders must rely on their OLDE Discount or other participating broker-dealer's account statements for documentation of ownership in lieu of certificates, which will not be issued.


        To make a purchase, good funds must be on deposit with the purchasing broker-dealer. A completed application must be on file with the purchasing broker-dealer within 30 days of the initial purchase and prior to any subsequent purchases. Purchases by check are subject to a delay due to a check clearing policy. Payment by federal wire may reduce this delay. To make an initial purchase by telephone, investors must provide their name, account number, and the number of shares to be purchased. The Fund reserves the right in its sole discretion to reject purchase orders.

        OLDE Discount has advised the Fund that it has an order procedure pursuant to which its account holders will (a) have an order for shares of a Series representing the amount of the proceeds from the sale of securities entered on the business day following the day the customer is credited with such proceeds in his or her OLDE Discount brokerage account; (b) pay for the purchase of securities or meet any other account debits by automatic liquidation of shares of a Series owned by the account holder; and (c) have an order to purchase shares of a Series in an amount of any free credit balance aggregating $1,000 or more in their OLDE Discount brokerage accounts as of the close of each business day (4:00 p.m., New York time) automatically entered the next following business day.

        The Distributor is authorized to enter into dealer agreements for the distribution of shares of a Series. Purchases of each Series shares may be made in connection with Individual Retirement Accounts, as well as Keogh and other similar plans. To make a purchase in an IRA, good funds and a completed application with an Automatic Asset Transfer Agreement must be on file with the purchasing broker-dealer. An investor will be asked to indicate which Series, if any, is to be linked to his or her OLDE Discount account. If a selection is not made, the account will automatically be linked to the OLDE Money Market Series. For information regarding the opening of IRA, Keogh and similar accounts, investors may contact OLDE Discount at (313) 961-6666, refer to the telephone directory for the nearest OLDE Discount branch office or contact the broker-dealer handling the account.

                               EXCHANGE FEATURE

        The exchange privilege enables shareholders to purchase shares of any Series of the Fund in exchange for shares of another Series. The Series have different objectives which may be of interest to investors in each Series. Shares of any Series may be exchanged for shares of any other Series of the Fund at the net asset value. Exchanges may only be made in states where shares of the other Series are qualified for sale. Investors may complete an exchange by telephoning the broker servicing the account. In making a telephone exchange, investors must provide their name, account number, number of shares to be exchanged, the name of the Series to which the exchange will take place and state whether the exchange is a full or partial redemption of existing shares.

        A shareholder should consider the investment objectives and policies of the Series into which the shareholder is making an exchange, as described in its prospectus.

        An exchange is treated for tax purposes as a redemption and a purchase. Investors should understand that such an exchange may create a gain or a loss to be recognized for Federal, state and local income tax purposes.

                      HOW SERIES SHARES MAY BE REDEEMED
                             VOLUNTARY REDEMPTION

        The shares of each Series are redeemable upon verbal request to an OLDE Discount or other participating broker-dealer.


        To complete a redemption by telephone, investors must provide their name, account number, the number of shares to be redeemed and state whether the request is for a full or partial redemption of a Series' shares. If an investor is unable to contact his or her broker by telephone, the redemption request can be made in person at the OLDE Discount, or other participating broker-dealer's office servicing the account.

        To protect the investment performance of the OLDE Premium Money Market Series and the OLDE Premium Plus Money Market Series, if an investor's shares of either of these Series are redeemed or exchanged below the required minimum, the investor's future purchases of (including exchange into) the shares of these Series may be refused for up to a 12 month period.

        Investors are advised that it may be difficult to contact a broker during periods of drastic economic or market change. Shares will be redeemed, on any day the Exchange is open for business, at the net asset value per share next determined after the order for redemption is received by the Distributor.

        AUTOMATIC REDEMPTIONS. Shareholders of OLDE PREMIUM PLUS MONEY MARKET SERIES may apply for the checkwriting option of this Series, available under arrangement with the Bank of New York, by completing an application. After a shareholder's application has been received and accepted for this option, an initial supply of checks will be mailed to the shareholder. Checks may be written in the amount of $500 or more. Redemptions will be effected automatically to satisfy debit balances created by checks written. A shareholder will continue to earn income on the shares until redemption to cover the amount of any check occurs. The Fund does not allow accounts with this Series to be closed through the use of the checkwriting option. As of the date of this Prospectus, there is no charge to the shareholder for the checkwriting option if the shareholder maintains the minimum continuing investment in this Series of $25,000. If a shareholder's investment in this Series falls below $25,000, a transaction fee of $1 will be charged to the shareholder's account for each check until the minimum continuing investment of $25,000 is restored. The amount of this fee may be changed at any time. Checks may be returned unpaid if a shareholder's investment in this Series falls below $5,000 at any time. A fee of $25 may be charged if a check is returned for any reason. The amount of this fee is subject to change without notice. Certain service fees may also apply.

        Shareholders of OLDE PREMIUM MONEY MARKET SERIES may apply for the checkwriting option of this Series, available under arrangement with the Bank of New York, by completing an application. After a shareholder's application has been received and accepted for this option, an initial supply of checks will be mailed to the shareholder. Checks may be written in the amount of $500 or more. Redemptions will be effected automatically to satisfy debit balances created by checks written. A shareholder will continue to earn income on the shares until redemption to cover the amount of any check occurs. The Fund does not allow accounts with this Series to be closed through the use of the checkwriting option.

        As of the date of this Prospectus, the accounts of shareholders of this Series will be charged a transaction fee of $1 per check for use of the checkwriting option. The amount of this fee may be changed at any time. Checks may be returned unpaid if a shareholder's investment in this Series falls below $5,000 at any time. A fee of $25 may be charged if a check is returned for any reason. The amount of this fee is subject to change without notice. Certain service fees may also apply.

        Proceeds from shares redeemed will normally be credited to an investor's brokerage account on the settlement day of redemption or, in any event, within seven days after acceptance by the Transfer Agent of the request and the receipt of any other necessary documents in proper order. For the protection of shareholders, redemption requests will be effected only if the check used to purchase shares has been cleared by the investor's bank, usually in no more than 15 days. Purchase of shares by federal wire may reduce delays in redemption.

        Redemption of shares, and payment upon redemption, may be suspended during any time when: 1) trading is restricted on the Exchange as determined by the Securities and Exchange Commission, or the Exchange is closed for other than customary weekends and holidays; 2) the Securities and Exchange Commission has permitted such suspension by order; or 3) the Securities and Exchange Commission has determined that an emergency exists, making disposal of portfolio securities, or valuation of a Series' net assets, not reasonably practicable.


                            INVOLUNTARY REDEMPTION

        In an attempt to reduce expenses, partly attributable to the relatively high cost of maintaining small and non-automated accounts, each Series reserves the right to redeem, upon 14 days' written notice, all of the shares of a shareholder whose account has a net asset value of less than the minimum continuing investment due to the shareholder's redemptions. Each Series also reserves the right to redeem all of the shares of a shareholder who does not have a properly executed application on file with the purchasing broker-dealer within 30 days.

        OLDE MONEY MARKET SERIES reserves the right to redeem, upon 14 days' written notice, all of the shares in this Series of a shareholder whose account has a net asset value of less than $1,000. During the 14 day notice period, the investor may make an additional investment in an amount which will increase the value of the account to at least $1,000. Any redemption in an account which was established with the minimum investment may cause the involuntary redemption of all of the shares held in this Series.

        OLDE PREMIUM MONEY MARKET SERIES reserves the right to redeem, upon 14 days' written notice, all of the shares in this Series of a shareholder whose account has a net asset value of less than $5,000, or, at its option, to exchange, also upon 14 days' written notice, all of the shares in this Series of a shareholder whose account has a net asset value of less than $5,000 but at least $1,000, for shares of the OLDE Money Market Series. Net asset value will be determined at the close of business on the business day preceding the redemption. During the 14 day notice period, the investor may make an additional investment in an amount which will increase the value of the account to at least $5,000. Any redemption in any account which was established with the minimum investment may cause the involuntary redemption of all of the shares held in this Series. To protect the investment performance of this Series, if an investor's shares of this Series are involuntarily redeemed or exchanged, the investor's future purchases of shares of (including exchange into) the OLDE Premium Money Market Series may be refused for up to a 12 month period. Checkwriting privileges may be terminated in the event of involuntary redemption of shares in this Series.

        OLDE PREMIUM PLUS MONEY MARKET SERIES reserves the right to redeem, upon 14 days' written notice, all of the shares in this Series of a shareholder whose account has a net asset value of less than $25,000, or at its option, to exchange, also upon 14 days' written notice, all of the shares in this Series of a shareholder whose account has a net asset value of less than $25,000 but at least $5,000, for shares of the OLDE Premium Money Market Series. This Series also reserves the right to exchange, upon 14 days' written notice all of the shares in this Series of a shareholder whose account has a net asset value of less than $5,000 but at least $1,000, for shares of the OLDE Money Market Series. Net asset value will be determined at the close of business on the business day preceding the redemption. During the 14 day notice period, the investor may make additional investments in an amount which will increase the value of the account to at least $25,000. Any redemption in an account which was established with the minimum investment may cause the involuntary redemption of all of the shares held in this Series. This Series also reserves the right to redeem all of the shares in this Series of a shareholder who does not have a properly executed application on file with the purchasing broker-dealer within 30 days. To protect the investment performance of this Series, if an investor's shares are involuntarily redeemed or exchanged, the investor's future purchase of (including exchange into) shares of this Series may be refused for up to a 12 month period. The free checkwriting privilege may be terminated in the event of involuntary redemption of shares in this Series.

                                 PERFORMANCE

        From time to time, each Series may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Series refers to the income generated by an investment in the Series over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the cost of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Series is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

        Each Series may periodically advertise using comparative performance information of other mutual funds tracked by mutual fund rating services, including data from Lipper Analytical Services, Inc., Bank Rate Monitor, IBC/Donoghue's Money Fund Report and other industry publications, various indices of investment performance, total return, United States Treasury obligations, bank certificates of deposit, other investments for which reliable performance data is available and the consumer price index.

                          HOW THE SERIES ARE MANAGED

        The Board of Trustees of the Fund is primarily responsible for overseeing the conduct of the Fund's business. The Board of Trustees elects the officers of the Fund who are responsible for its and each of its Series' day-to-day operations. OLDE Asset Management, Inc., registered under the Investment Advisers Act of 1940, and whose principal office is located at 751 Griswold, Detroit, Michigan 48226, serves as each Series' investment adviser (the "Adviser"). Registration of the Adviser does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. The Adviser is a subsidiary of OLDE Financial Corporation, which acts as a holding company for the following additional affiliates: OLDE Discount Corporation, C.U. Brokerage Services, Inc., OLDE Clearing Corporation and American Brokerage Services, Inc. The Adviser was incorporated in 1986 and has acted as the investment adviser for each Series of the Fund since they commenced operations.

        Under the current Advisory Agreement with each Series, the Adviser will receive a monthly management fee equal to an annual rate of the average daily net asset value of each Series in accordance with the following schedule:

                        Series                                  Annual Rate
                        ------                                  -----------
                OLDE Money Market Series                           0.50%
                OLDE Premium Money Market Series                   0.30%
                OLDE Premium Plus Money Market Series              0.15%

        The Adviser has voluntarily agreed to reimburse or waive any or all expenses of OLDE Premium Plus Money Market Series which exceed .25% of average net assets from January 1, 1997 until January 1, 1998. The Adviser may, in its discretion, reimburse additional expenses of OLDE Premium Plus Money Market Series.

        The Advisory Agreement with each Series also provides for the Adviser's reimbursement to each Series of the aggregate expenses of a Series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first $10 million in assets, 1 1/2% of the next $20 million and 1% of assets in excess of $30 million.

        The Adviser supervises and implements the investment activities of each Series, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Adviser under each Advisory Agreement is the selection of brokers and dealers through whom transactions in each Series' portfolio investments will be effected. The Adviser attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Adviser will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of a Series in selecting a broker. The Adviser is authorized to place agency orders for securities with OLDE Discount for each Series. For further information, see "Policies and Procedures Governing Portfolio Brokerage Transactions" in the Statement of Additional Information for each Series.

        Many of the clerical functions of the Fund, including shareholder accounting and proxy tabulations, are performed by OLDE Discount Corporation in its capacity as Transfer Agent and Dividend Disbursing Agent for each Series.
As compensation for such services, OLDE Discount receives an annual fixed fee of $24.00 per Series account. OLDE Discount may contract with other entities to perform some of the transfer agency and disbursing services for which it is responsible, and may compensate such entities by payment to them of a portion of the fees it earns therefrom.

        Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 adopted by each Series, each Series may reimburse the Distributor for certain activities in connection with distribution of its shares. Each Plan was approved by the Board of Trustees, including a majority of the trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan. The principal activities and services which may be provided by and reimbursed to the Distributor under the plans include: 1) compensation to sales representatives of the Distributor and other broker-dealers; 2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the shares of a Series; 3) expenses incurred in connection with promoting sales of a Series' shares; 4) preparing and distributing sales literature for a Series; and 5) providing advertising and promotional activities for a Series, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



        Reimbursements for these services will be made in monthly payments by each Series to the Distributor. This reimbursement will not, in any event, exceed an amount equal to a payment at an annual rate of:


              OLDE Money Market Series                  0.25 of 1%
              OLDE Premium Money Market Series          0.15 of 1%
              OLDE Premium Plus Money Market Series     0.15 of 1%

        No Plan permits unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in subsequent years.

                     STATEMENT OF ADDITIONAL INFORMATION


OLDE Custodian Fund                     *OLDE PREMIUM PLUS MONEY MARKET SERIES
751 Griswold
Detroit, Michigan 48226

OLDE Custodian Fund (the "Fund") is a diversified, open-end management investment company currently consisting of three separate series. Each series represents a separate investment portfolio with its own investment policies and objectives.

This Statement of Additional Information discusses OLDE Premium Plus Money Market Series (the "Series"). The investment objective of the Series is maximum current income consistent with preservation of capital and liquidity. To achieve this objective, the Series invests in high quality, short-term money market instruments, selected by its investment adviser, OLDE Asset Management, Inc. (the "Adviser"). A Prospectus and separate Statements of Additional Information, which contain information regarding the OLDE Money Market Series and the OLDE Premium Money Market Series, are available without charge from the Fund.

This Statement of Additional Information, dated February 28, 1997, is not a Prospectus. It contains information in addition to, or further discussing, that found in the Prospectus for the Series, dated February 28, 1997, and is incorporated by reference in its entirety therein. No investment in shares of the Series should be made without first reading the Prospectus. A Prospectus may be obtained, without charge, by writing to the Fund's Distributor, OLDE Discount Corporation ("OLDE Discount"), at 751 Griswold, Detroit, MI 48226, calling your local OLDE Discount branch office, or by contacting any other broker-dealer with whom OLDE Discount has a dealer agreement.

                              TABLE OF CONTENTS

                                                                Page

General Information About the Fund ..........................    2
Investment Restrictions .....................................    2
Officers and Trustees .......................................    3
Management of the Series ....................................    4
Investment Adviser ..........................................    4
Other Expenses of the Series ................................    5
Custodian ...................................................    5
Transfer Agent ..............................................    6
Policies and Procedures Governing Portfolio Brokerage
Transactions ................................................    6
Purchase and Redemption of Series Shares ....................    7
Dividends ...................................................    8
Net Asset Value .............................................    8
Performance .................................................    9
Financial Statements ........................................   10
Distributor .................................................   10
Miscellaneous ...............................................   10
Appendix ....................................................   11

              GENERAL INFORMATION ABOUT THE FUND AND THE SERIES

The Fund was established as a business trust under the laws of Massachusetts on February 17, 1987 and is registered as an open-end management investment company with the Securities and Exchange Commission (the "Commission"). The Fund has one class of capital stock with a par value of $0.01. This stock is currently issued in three series. In accordance with the Fund's Agreement and Declaration of Trust, the number of shares in any series which the Fund may issue is unlimited. The Board of Trustees is empowered to authorize the creation of additional series of the Fund if the Board determines such action to be in the best interest of the Fund. In no event will such action, if taken, affect a series currently existing. Each series is treated as a separate entity.

The Fund is not required to hold annual shareholders' meetings but will, however, hold special shareholders' meetings as necessary to approve fundamental policy changes, elect trustees and other matters requiring approval of the shareholders in accordance with the Investment Company Act of 1940 (the "1940 Act"). Voting is done by series on matters affecting an individual series except when voting of Fund shares in the aggregate is required by the 1940 Act. Matters which affect a particular series would include the investment objectives, policies and restrictions of that series.

The Series' Prospectus and this Statement of Additional Information do not constitute an offering of the securities herein described in any state in which such offering may not be lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and the Statement of Additional Information.

The Series' Prospectus and this Statement of Additional Information omit certain information contained in the Fund's Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The name "OLDE" included in the name of the Fund and each series is used pursuant to license by the Distributor. If the distribution agreement between the Distributor and the Fund is terminated, the name of the Fund and of each series must be amended to delete the name OLDE.

                           INVESTMENT RESTRICTIONS

In order to maintain its status as a "diversified" management investment company, the Series must meet certain requirements under the 1940 Act. Seventy-five percent of the value of the Series' total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 percent of the value of the total assets of the Series and to not more than 10 percent of the outstanding voting securities of the issuer of the securities. Each series of the Fund represents a separate entity which must comply with these diversification requirements.

The following restrictions are fundamental policy restrictions on investment by the Series which may not be changed without approval by the vote of a majority of the outstanding voting shares of the Series. The vote of a majority of the outstanding voting shares means the vote, at a special meeting duly called, of
(A) 67 percent or more present at such meeting, if 50 percent are present or represented by proxy, or (B) more than 50 percent of the outstanding voting securities of the Series, whichever is less.

In addition to the investment restrictions discussed in the Prospectus, the Series may not:

        1) purchase any security on margin except such short-term credits as are necessary for the clearance of transactions;

        2) participate on a joint or a joint and several basis in any trading account in securities, except in connection with an underwriting in which the Series is a participant;

        3) effect a short sale of any security, except in connection with an underwriting in which the Series is a participant;

        4) purchase and sell real estate, real estate limited partnership interests, commodities or commodity contracts;

        5) purchase and sell interests in oil, gas, or other mineral exploration or development programs;

        6) make loans to other persons, except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies;

        7) purchase legally or contractually restricted securities the value of which is in excess of 5 percent of the value of the Series' total assets;

        8) invest for control or management of the issuer of the securities;

        9) invest more than 25 percent of the value of its total assets in any one industry (other than obligations of the U.S. Government or its agencies or instrumentalities, certificates of deposit or bankers' acceptances);

       10) invest more than 5 percent of the value of the Series' total assets in equity securities of issuers which are not readily marketable;

       11) purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or its investment adviser owning beneficially more than 1/2 of 1 percent of the securities of such issuer together own more than 5 percent of the securities of such issuer;

       12) underwrite securities issued by others except to the extent the Series may be deemed to be an underwriter under the Federal securities laws, in connection with the disposition of portfolio securities;

       13)      issue senior securities as defined in the 1940 Act;

       14) purchase or retain the securities of an insurance company if the total invested would exceed 5 percent of the value of the Series' total assets, unless the Commission has issued an order permitting such investment;

       15) invest more than 5 percent of the value of its total assets in warrants, and of this amount, no more than 2 percent of the total assets of any series may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange (as a non-fundamental policy, the Adviser has undertaken not to invest the Series' assets in warrants in any amount); or

          16) write, purchase or sell puts, calls or combinations of such option contracts.

                            OFFICERS AND TRUSTEES

The members of the Board of Trustees and Officers of the Fund are responsible for supervision and review of the management of the Fund and each series. The names, positions and principal occupations of the trustees and principal officers of the Fund during the past five years are as follows:

        1. *Lisa S. Fildes, President, Secretary and Trustee. Ms. Fildes is corporate attorney and Secretary of OLDE Discount Corporation.

        2. *Randal J. Mudge, Trustee. Mr. Mudge is a Director of OLDE Discount Corporation.

        3. William H. Volz, Trustee. Mr. Volz is Director of the Center for Legal Studies at Wayne State University. Prior to August 1995, Mr. Volz was Dean of Wayne State University, School of Business Administration.

        4. Bruce H. Olson, Trustee. Dr. Olson is a Professor of Finance at Miami University, Oxford, Ohio.

        5. Charles C. Milliken, Trustee. Mr. Milliken is a Professor of Management at Siena Heights College, Adrian, Michigan.

        6. William R.D. Martin, Trustee. Mr. Martin is a Professor of Business Administration at the University of Michigan, Dearborn.

        7. *Mack H. Sutton, CPA, Vice President and Trustee. Mr. Sutton is Vice President and Chief Financial Officer of OLDE Discount Corporation.

        8. Lawrence R. Massa, CPA, Treasurer. Mr. Massa is employed by OLDE Asset Management, Inc.

*These trustees are "interested persons" of the Company as defined in the Investment Company Act of 1940.

The nonaffiliated trustees of the Fund receive as compensation $1,000 plus expenses for each meeting of the Board of Trustees attended plus a $1,000 quarterly retainer. The trustees and officers affiliated with the Distributor or the Investment Adviser receive no compensation or reimbursement from the Fund for acting in those positions.

                          MANAGEMENT OF THE SERIES


The Board of Trustees of the Fund is primarily responsible for overseeing the conduct of the Fund's and each series' business.

                             INVESTMENT ADVISER

Olde Asset Management, Inc. serves as investment adviser (the "Adviser") for the Series pursuant to an Advisory Agreement dated September 10, 1991. The Adviser also serves as the investment adviser for the Fund's two other series. The Adviser is a wholly-owned subsidiary of OLDE Financial Corporation, a Michigan corporation. OLDE Financial Corporation acts as a holding company for the following additional affiliates: OLDE Discount Corporation, C.U. Brokerage Services, Inc., OLDE Clearing Corporation and American Brokerage Services, Inc. Some employees of the Adviser are also employees of OLDE Discount Corporation. As compensation for its services, the Adviser receives an annual management fee of .15% of average daily net assets of the Series and is paid monthly. The Adviser's fees are charged to each series of the Fund separately, on the basis of the value of average daily net assets attributable to that series. The Adviser's Advisory Agreement with the Fund provides for reimbursement to the Series of the aggregate expenses of the Series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2 percent of the first $10 million of the Series' average net assets, 1 1/2 percent of the next $20 million in average net assets of the Series and 1 percent of average net assets over $30 million.

The Adviser has voluntarily agreed to reimburse or waive any or all expenses of this Series which exceed .25% of average net assets from January 1, 1997 until January 1, 1998. The Adviser may, in its discretion, reimburse additioal expenses of this Series. Previously, the Adviser voluntarily agreed to waive its management fee and accounting fee and reimburse all other expenses of the Series until January 1, 1997. This voluntary action has been undertaken in order to increase the yield to shareholders and reduce the Series' total expenses.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or law or any loss suffered by any series in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its duties under the Agreement.

                        OTHER EXPENSES OF THE SERIES

The Series pays the fees of the Adviser, Custodian, and the Transfer Agent and Shareholder Servicing Agent. The Series' service contractors bear the expenses incurred in connection with the performance of their services. Additional costs paid by the Series are attributable to expenses of operation including, but not limited to: recordkeeping requirements, outside auditing and legal services, required insurance premiums, the registrations of shares under Federal and state securities laws, and all other expenses charged in connection with the registration and issuance of Series shares.

Expenses of the Fund not directly attributable to any one series will be borne by a particular series in the same proportion as the amount of assets invested in such series bears to the total amount of assets invested in the Fund.

                                  CUSTODIAN

The Custodian for the Series is The Bank of New York. The Custodian is authorized and directed to hold all securities and monies at any time owned by the Fund and to perform certain accounting and recordkeeping functions required of an investment company by Federal, state and local laws, rules and regulations. The Bank of New York may, in it discretion, appoint one or more qualified banks, trust companies or securities depositories to act as its agent in carrying out the provisions of the Custodian Agreement, provided that such appointment will not relieve it of its responsibilities or liabilities under the Custodian Agreement.

The Custodian receives a fee for its services to the Series based on the net assets of the Series, certain transaction charges and reimbursement for its out-of-pocket expenses.



                               TRANSFER AGENT

OLDE Discount also acts as Transfer Agent and Dividend Disbursing Agent for the Series. OLDE Discount is responsible for all shareholder servicing and share registration activities (book entry form only), pursuant to an Agency Agreement. In accordance with that agreement, OLDE Discount shall: issue and redeem Series shares; process dividend and distribution payments to shareholders; mail shareholder communications; respond to shareholder and other inquiries; maintain shareholder accounts; and perform other related activities. As compensation for its services, OLDE Discount receives an annual fixed fee of $24.00 per Series account.

     POLICIES AND PROCEDURES GOVERNING PORTFOLIO BROKERAGE TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the investment objectives of the Series in relation to movements in the general level of interest rates, to invest money obtained from the sale of shares of the Series, to reinvest proceeds from maturing portfolio securities and to meet redemptions of shares of the Series. This may increase or decrease the yield of the Series depending upon the Adviser's ability to time and execute such transactions on a favorable basis. Since the Series' assets will be invested in instruments with short maturities, its portfolio will turn over several times a year. Since instruments with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Series' turnover rate for reporting purposes is anticipated to be zero.

The Adviser is authorized to place orders for money market instruments with various broker-dealers, including agency orders with OLDE Discount, the Fund's Distributor, subject to the requirements of applicable laws and rules. The Fund expects that purchases and sales of the Series' portfolio investments usually will be principal transactions. Portfolio instruments will normally be purchased directly from the issuer of the obligations or from an underwriter or market maker for the issue. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Orders for securities must generally be placed by the Adviser with a view to obtaining the best price and execution available. In seeking to achieve the best combination of price and execution, the Adviser must attempt to evaluate the overall quality and reliability of the broker-dealers and the services provided, including research services, general execution capability, reliability and integrity, willingness to take positions in securities, general operations capabilities and financial condition. The responsibility of the Adviser to attempt to obtain the best combination of the price and execution does not obligate it to solicit a competitive bid for each transaction; provided that the Adviser must solicit a competitive bid for any transaction in the Series which has a principal value of $1 million or more. Furthermore, the Adviser has no obligation to seek the lowest available cost to the Series, so long as the Adviser determines in good faith that the broker-dealer's commission, spread or discount is reasonable in relation to the value of the execution and research services provided by such a broker-dealer to the Series, the Adviser or Distributor when viewed in terms of that particular transaction or the Adviser's overall responsibilities with respect to all of its clients, including the Series, as to which it offers advice or exercises investment discretion.

Certain procedures have been adopted by the Fund whereby the Fund's Board of Trustees can determine the quality of execution and cost of all orders executed by OLDE Discount. OLDE Discount is required to record for each transaction executed by it: the time and price of execution, the bid and asked price available at that time, the commission received, the exchange on which the transaction was executed (unless such transaction was executed over-the-counter), the security involved and the number of shares traded. The record shall be compiled at least monthly and presented to the Fund's Board of Trustees quarterly.

                  PURCHASE AND REDEMPTION OF SERIES SHARES

Shares of the Series are sold at their net asset value next determined after an order and payment are received as described in the Series' Prospectus. The minimum initial and continuing investment in the Series is $25,000 and $1,000 for subsequent investments. These minimum amounts may be changed at any time. A prospective investor wishing to purchase shares should use the appropriate account application which may be obtained from OLDE Discount or another participating broker-dealer.

On each business day OLDE Discount will automatically enter an order for Series shares in an amount equal to the free credit balance in an electing investor's OLDE Discount brokerage account as of the close of the previous business day. If an electing investor's free credit balance is less than $1,000 on the previous business day, that balance will not be invested in shares of the Series but will remain as a credit balance in the investor's OLDE Discount brokerage account. If securities purchases are scheduled to settle, adequate cash will be held in the electing investor's brokerage account to settle the transaction. Credit balances that stand as collateral for the electing investor's obligations (such as a cash balance resulting from a short sale) will be held in the investor's brokerage account and will not be available for investment in the Series.

Shares of the Series may be exchanged, or be received in exchange, for the shares of another Fund series. Exchanges will be made at the public offering price of the shares exchanged.

OLDE Discount will automatically redeem an investor's shares in the Series to satisfy a debit balance in the investor's OLDE Discount brokerage account or to provide necessary cash collateral in the investor's OLDE Discount margin account. Redemption of shares will occur to the extent necessary to settle securities transactions if the free credit balance in an investor's brokerage account the day before settlement date is insufficient.

Series shares may be redeemed upon the verbal request of a shareholder to an OLDE Discount broker or any other participating broker-dealer. Shares will be redeemed at the net asset value next determined after the request for redemption is received by OLDE Discount on any day the New York Stock Exchange (the "Exchange") and the Federal Reserve are open for business. Payment for shares redeemed will normally be by check mailed the same or the next business day but, in any event, within seven days of such request, absent exceptional circumstances. The Series intends to pay cash for all shares redeemed, but under exceptional circumstances which make cash payment not in the best interest of the Series and its shareholders, the Series may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. Any portfolio securities issued as payment will be readily marketable. On such occasions, an investor may incur brokerage costs in converting securities to cash. The Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset of the Series during any 90 day period for any one shareholder.

Automatic Redemptions. Shareholders of the Series may apply for the checkwriting option of the Series, available under arrangement with The Bank of New York, by completing an application form. After a shareholder's application has been received and accepted for this option, an initial supply of checks will be mailed to the shareholder. Checks may be written in the amount of $500 or more. A shareholder will continue to earn income on the amount of the check until it clears. The Fund does not allow a Series account to be closed through the use of the checkwriting option. Redemptions will be effected automatically to satisfy debit balances created by checks written.

As of the date of this Statement of Additional Information, there is no charge to the shareholder for the checkwriting option if the shareholder maintains the minimum continuing investment in the Series of $25,000. If a shareholder's investment in the Series falls below $25,000, a transaction fee of $1 will be charged to the shareholder's account for each check transaction until the minimum continuing investment of $25,000 is restored. This fee may change at any time. Checks may be returned unpaid and the debit card terminated if a shareholder's investment in the Series falls below $5,000 at any time. A fee of $25 may be charged if a check is returned for any reason. The amount of this fee is subject to change without notice. Certain service fees may also apply.

The Fund may suspend the investors' right of redemption for the Series during any time when: 1) trading is restricted on the Exchange, as determined by the Commission, or the Exchange is closed for other than customary weekends and holidays; 2) the Commission has permitted such suspension by order; or 3) the Commission has determined that an emergency exists, making disposal of portfolio securities, or valuation of Series net assets, not reasonable practicable. The Exchange currently recognizes the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                  DIVIDENDS

On each day that the net asset value per share of the Series is determined, the Series' net investment income will be declared at 4:00 p.m. (New York Time) as a daily dividend to shareholders of record prior to the declaration. Unless a shareholder elects to receive cash, shareholders will receive dividends in additional shares of the Series. Shareholders wishing to receive their dividends in cash may make their request to the Transfer Agent, prior to the month in which such election shall commence. Dividends will be reinvested monthly in full and fractional shares of the Series at the net asset value. If cash payment is requested, checks will be mailed within five business days after the last day of each month. The Series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Series consists of accrued interest income (1) plus or minus amortized discount or premium, (2) plus or minus all short-term realized gains and losses on investment and (3) minus accrued expenses allocated to the Series.
Estimated expenses of the Series are accrued each day. Since the Series' portfolio investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Series deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and unrealized gains and losses would then be included in net investment income. Shareholders of the Series will receive monthly statements of dividends and of purchase and redemption transactions.

                               NET ASSET VALUE

As described in its Prospectus, the Series values it portfolio investments at amortized cost, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or accretion of discount, rather than at current market value. Periodic calculations are made to compare the value of the Series' investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1 percent or more were to occur between the net asset value per share calculated by reference to market values and the Series' $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Series' net asset value per share (computed using market values) declined, or was expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a lower price per share than that which they paid initially. On the other hand, if the Series' net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                                 PERFORMANCE

As reflected in its Prospectus, the historical performance calculation for the Series may be shown in the form of "current yield" and "effective yield". These various measures of the performance are described below.

The Series' current yield is computed in accordance with a standardized method prescribed by rules of the Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Series as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus accretion of discount and minus amortization of premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

The Series' effective yield which reflects the effects of compounding and represents an annualization of the current yield, is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is:

                                             365/7
                     ((base period return +1)     )-1

The Series yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Series will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Series is held, but also on such matters as Series expenses.

The comparative performance data referenced in the Series' prospectus may include total return.

                            FINANCIAL STATEMENTS

Audited Financial Statements of the Series for the fiscal year ending October 31, 1996 with the Report of the Independent Auditors are contained in the Series' Annual Report which is attached hereto and incorporated by reference herein.

                                 DISTRIBUTOR

The Fund has entered into a Principal Underwriting Agreement with OLDE Discount, the Distributor, which is in effect until January 8, 1998, to distribute the shares of the Series. The Principal Underwriting Agreement will continue to be in force thereafter if approved at least annually by 1) the Board of Trustees of the Series or by the vote of a majority of the outstanding voting securities of the Series and 2) by a majority of the trustees of the Fund, who are not parties to the underwriting agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The Distributor may sell Series shares to or through qualified dealers in accordance with the provisions of the Principal Underwriting Agreement.

In accordance with a Plan and Agreement of Distribution (the "Agreement") pursuant to Rule 12b-1 of the 1940 Act, the Distributor is entitled to reimbursement of certain expenses of distribution of the share of the Series. The Agreement continues in effect from year to year so long as such continuance is approved at least annually by an in-person vote of the Board of Trustees of the Fund, including the trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Agreement. The Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or the Distributor upon six months' notice. The Series shall reimburse the Distributor for distribution expenses in an amount not to exceed .15% of the value of the Series' average net assets.

                                MISCELLANEOUS

                         Indemnification of Trustees

The Fund will indemnify each of its trustees and officers against, and pay on their behalf, all liabilities and expenses reasonably incurred by them in connection with the defense or disposition of any action, suit or other proceeding, before any court or administrative or legislative body, in which the trustee or officer may be, or may have been, involved as a party or otherwise, while in office or thereafter, by reason of being or having been a trustee or officer. Neither a trustee nor an officer will be indemnified in any action, suit or other proceeding, in which the trustee or officer is determined to be liable to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office. Such determination shall be made by either a) a majority of the disinterested trustees of the Fund who are not parties to the relevant proceedings, or b) a written opinion to that effect from independent legal counsel or c) a final decision on the merits by a court that the person's liability did not arise from such conduct.





                            Independent Auditors

Ernst & Young, LLP, located at One Detroit Center, Suite 1700, 500 Woodward Ave., Detroit, MI 48226, are the independent auditors for the Fund. The selection of independent auditors is subject to annual ratification by the Board of Trustees.

                                Current Yield

For the 7 day period ended October 31, 1996, the current yield of the Series was 5.50%. If the Adviser's reimbursement policy was not in effect during this period, the current yield would have been 5.10%.*

                               Effective Yield

For the 7 day period ended October 31, 1996, the effective yield of the Series was 5.65%. If the Adviser's reimbursement policy was not in effect during this period, the effective yield would have been 5.23%.*

*The Adviser voluntarily agreed to waive its management fee and accounting fee and reimburse all other expenses of the Series until January 1, 1997. From January 1, 1997 until January 1, 1998, the Adviser has voluntarily agreed to reimburse or waive any or all expenses of the Series which exceed .25% of average net assets of the Series. The Adviser may, in its discretion, reimburse additional expenses of the Series during this period.

APPENDIX - RATINGS OF INVESTMENTS

                          COMMERCIAL PAPER RATINGS

           A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

                       MIG-1 AND MIG-2 MUNICIPAL NOTES

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

         STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

Aaa.    This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

Aa.     Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and i the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa.    Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa.     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                     STATEMENT OF ADDITIONAL INFORMATION


OLDE Custodian Fund                        *OLDE PREMIUM MONEY MARKET SERIES
751 Griswold
Detroit, Michigan 48226

OLDE Custodian Fund (the "Fund") is a diversified, open-end management investment company currently consisting of three separate series. Each series represents a separate investment portfolio with its own investment policies and objectives.

This Statement of Additional Information discusses the OLDE Premium Money Market Series (the "Series"). The investment objective of the Series is maximum current income consistent with preservation of capital and liquidity. To achieve this objective, the Series invests in high quality, short-term money market instruments selected by its investment adviser, OLDE Asset Management, Inc. (the "Adviser"). A Prospectus and separate Statements of Additional Information which contain information regarding OLDE Money Market Series, and OLDE Premium Plus Money Market Series are available without charge from the Fund.

This Statement of Additional Information, dated February 28, 1997, is not a Prospectus. It contains information in addition to, or further discussing, the information in the Prospectus for the Series, dated February 28, 1997, and is incorporated by reference in its entirety therein. No investment in shares of the Series should be made without first reading the Prospectus. A Prospectus may be obtained, without charge, by writing to the Fund's Transfer Agent, OLDE Discount Corporation, Inc., ("OLDE Discount") at 751 Griswold, Detroit, MI 48226, or by calling your local OLDE Discount branch office or by contacting any other broker-dealer with whom OLDE Discount has a dealer agreement. OLDE Discount also serves as the Distributor of the Series.


                              TABLE OF CONTENTS

                                                                Page

General Information About the Fund and the Series ...........    2
Investment Restrictions .....................................    2
Officers and Trustees .......................................    3
Management of the Series ....................................    4
Investment Adviser ..........................................    4
Other Expenses of the Series ................................    5
Custodian ...................................................    5
Transfer Agent ..............................................    5
Policies and Procedures Governing Portfolio Brokerage
Transactions ................................................    6
Purchase and Redemption of Series Shares ....................    6
Dividends ...................................................    7
Net Asset Value .............................................    8
Performance .................................................    8
Financial Statements ........................................    9
Distributor .................................................    9
Miscellaneous ...............................................   10
Appendix ....................................................   11

              GENERAL INFORMATION ABOUT THE FUND AND THE SERIES

The Fund was established as a business trust under the laws of Massachusetts on February 17, 1987 and is registered as an open-end management investment company with the Securities and Exchange Commission (the "Commission"). The Fund has one class of capital stock with a par value of $0.01 per share. The shares are currently issued in three series. In accordance with the Fund's Agreement and Declaration of Trust, the number of shares in any series which the Fund may issue is unlimited. The Board of Trustees is empowered to authorize the creation of additional series of the Fund if the Board determines such action to be in the best interest of the Fund. In no event will such action, if taken, affect a series currently existing. Each series is treated by the Fund as a separate entity.

The Fund is not required to hold annual shareholders' meetings but will, however, hold special shareholders' meetings as necessary to approve fundamental policy changes, elect trustees and consider any other matters requiring approval of the shareholders in accordance with the Investment Company Act of 1940 (the "1940 Act"). Voting is done by series on matters affecting an individual series except when voting of Fund shares in the aggregate is required by the 1940 Act. Matters affecting a particular series would include the investment objectives, policies and restrictions of that Series.

The Series' Prospectus and this Statement of Additional Information do not constitute an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

The Series' Prospectus and this Statement of Additional Information omit certain information contained in the Fund's Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The name "OLDE" included in the name of the Fund and each series is used pursuant to license by the Distributor. If the distribution agreement between the Distributor and the Fund is terminated, the name of the Fund and of each series must be amended to delete the name OLDE.

                           INVESTMENT RESTRICTIONS

In order to maintain its status as a "diversified" management investment company, the Series must meet certain requirements under the 1940 Act. Seventy-five percent of the value of the Series' total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 percent of the value of the total assets of the Series and to not more than 10 percent of the outstanding voting securities of the issuer of the securities. Each series of the Fund is treated as a separate entity which must comply with these diversification requirements.

The following restrictions are fundamental policy restrictions on investments by the Series which may not be changed without approval by the vote of a majority of the outstanding shares of the Series. The vote of a majority of the outstanding shares means the vote, at a special meeting duly called, of
(A) 67 percent or more

Series shares present at such meeting, if 50 percent of Series shares are present or represented by proxy, or (B) more than 50 percent of the outstanding shares of the Series, whichever is less.

In addition to the investment restrictions discussed in the Prospectus, the Series may not:

        1) purchase any security on margin except to the extent such short-term credits are necessary for the clearance of transactions;

        2) participate on a joint or a joint and several basis in any trading account in securities, except in connection with an underwriting in which the Series is a participant;

        3) effect a short sale of any security, except in connection with an underwriting in which the Series is a participant;

        4) purchase and sell real estate, real estate limited partnership interests, commodities or commodity contracts;

        5) purchase and sell interests in oil, gas or other mineral exploration or development programs;

        6) make loans to other persons, except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies;

        7) purchase legally or contractually restricted securities the value of which is in excess of 5 percent of the value of the Series' total assets;

        8) invest for control or management of the issuer of the securities;

        9) invest more than 25 percent of the value of its total assets in any one industry (other than obligations of the U.S. Government, its agencies or instrumentalities, certificates of deposit or bankers' acceptances);

       10) invest more than 5 percent of the value of the Series' total assets in equity securities of issuers which are not readily marketable;

       11) purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or its investment adviser owning beneficially more than 1/2 of 1 percent of the securities of such issuer together own more than 5 percent of the securities of such issuer;

       12) underwrite securities issued by others except to the extent the Series may be deemed to be an underwriter under the Federal securities laws, in connection with the disposition of portfolio securities;

       13)      issue senior securities as defined in the 1940 Act;

       14) purchase or retain the securities of an insurance company if the total invested would exceed 5 percent of the value of the Series' total assets, unless the Commission has issued an order permitting such investment;

       15) invest more than 5 percent of the value of its total assets in warrants, and of this amount, no more than 2 percent of the total assets of any series may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange; as a non-fundamental policy, the Adviser has undertaken not to invest in warrants in any amount; or

       16) write, purchase or sell puts, calls or combinations of such option contracts.

                            OFFICERS AND TRUSTEES

The members of the Board of Trustees and officers of the Fund are responsible for the supervision and review of the management of the Fund and each series. The names, positions and principal occupations of the trustees and principal officers of the Fund during the past five years are as follows:

        1. *Lisa S. Fildes, President, Secretary and Trustee. Ms. Fildes is corporate attorney and Secretary of OLDE Discount.

        2.      *Randal J. Mudge, Trustee.  Mr. Mudge is a Director of OLDE
Discount.

        3. William H. Volz, Trustee. Mr. Volz is Director of the Center for Legal Studies at Wayne State University. Prior to August 1995, Mr. Volz was Dean of Wayne State University, School of Business Administration.

        4. Bruce H. Olson, Trustee. Dr. Olson is a Professor of Finance at Miami University, Oxford, Ohio.

        5. Charles C. Milliken, Trustee. Mr. Milliken is a Professor of Management at Siena Heights College, Adrian, Michigan.

        6. William R.D. Martin, Trustee. Mr. Martin is a Professor of Business Administration at the University of Michigan, Dearborn.

        7. *Mack H. Sutton, CPA, Vice President and Trustee. Mr. Sutton is Vice President and Chief Financial Officer of OLDE Discount Corporation.

        8. Lawrence R. Massa, CPA, Treasurer. Mr. Massa is employed by OLDE Asset Management, Inc.

*These trustees are "interested persons" of the Fund as defined in the Investment Company Act of 1940.

The nonaffiliated trustees of the Fund receive as compensation $1,000 plus expenses for each meeting of the Board of Trustees attended plus a $1,000 quarterly retainer. The trustees and officers affiliated with the Distributor or the Adviser receive no compensation or reimbursement from the Fund for acting in those positions.

                          MANAGEMENT OF THE SERIES

The Board of Trustees of the Fund is primarily responsible for overseeing the conduct of the Fund's and each series' business.

                             INVESTMENT ADVISER

OLDE Asset Management, Inc. (the "Adviser") serves as investment adviser for the Series pursuant to an Advisory Agreement dated April 14, 1990. The Adviser is a wholly-owned subsidiary of OLDE Financial Corporation, a Michigan corporation. OLDE Financial Corporation acts as a holding company for the following additional affiliates: OLDE Discount, C.U. Brokerage Services, Inc., OLDE Clearing Corporation and American Brokerage Services, Inc. Some employees of the Adviser are also employees of OLDE Discount.

As compensation for its services, the Adviser receives an annual management fee of .30% of average daily net assets of the Series and is paid monthly. Fees are charged to each series of the Fund separately on the basis of the value of the average daily net assets attributable to that series. The Adviser's Advisory Agreement with the

Fund provides for reimbursement to the Series of the aggregate expenses of the Series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2 percent of the first $10 million of the Series' average net assets, 1 1/2 percent of the next $20 million in average net assets of the Series and 1 percent of average net assets over $30 million.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or law or any loss suffered by the Series in connection with the matters to which the Advisory Agreement relates except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its duties under the Advisory Agreement.

                        OTHER EXPENSES OF THE SERIES

The Series pays the fees of the Adviser, Custodian and the Transfer Agent and Shareholder Servicing agent. The Series' service contractors bear the expenses incurred in connection with the performance of the services. Additional costs paid by the Series are attributable to expenses of operation including, but not limited to: recordkeeping requirements, outside auditing and legal services, required insurance premiums, the registration of shares under Federal and state securities laws and all other expenses charged in connection with the registration and issuance of Series shares.

Expenses of the Fund not directly attributable to any one series will be borne by a particular series in the same proportion as the amount of assets invested in such series bears to the total amount of assets invested in the Fund.

                                  CUSTODIAN

The Custodian of the Series is The Bank of New York. The Custodian is authorized to hold all securities and monies at any time owned by the Series and to perform certain accounting and recordkeeping functions required of an investment company by Federal, state and local laws, rules and regulations. Bank of New York may, in its discretion, appoint one or more qualified banks, trust companies or securities depositories to act as its agent in carrying out the provisions of the Custodian Agreement, provided that such appointment will not relieve it of its responsibilities or liabilities under the Custodian Agreement.

The Custodian receives a fee for its services provided to the Series based on the net assets of the Series, certain transaction charges and reimbursement for its out-of-pocket expenses.

                               TRANSFER AGENT

OLDE Discount is Transfer Agent and Dividend Disbursing Agent for the Fund. OLDE Discount is responsible for all shareholder servicing and share registration activities (book entry form only), pursuant to a Transfer Agency Agreement. In accordance with that agreement, OLDE Discount issues and redeems Series shares; processes dividend and distribution payments to shareholders; prepares and mails customer account statements; mails shareholder communications; responds to shareholder and other inquiries; maintains shareholder accounts; and performs other related activities. As compensation for its services, OLDE Discount receives an annual fixed fee of $24.00 per Series account.

     POLICIES AND PROCEDURES GOVERNING PORTFOLIO BROKERAGE TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the investment objectives of the Series in relation to movements in the general level of interest rates, to invest money obtained from the sale of shares of the Series, to reinvest proceeds from maturing portfolio securities and to meet redemptions of shares of the Series. This may increase or decrease the yield of the Series depending upon the Adviser's ability to time and execute such transactions on a favorable basis. Since the Series' assets will be invested in instruments with short maturities, its portfolio will turn over several times a year. Since instruments with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Series' turnover rate for reporting purposes is anticipated to be zero.

The Adviser is authorized to place orders for money market instruments with various broker-dealers, including agency orders with OLDE Discount, the Fund's Distributor, subject to the requirements of applicable laws and rules. The Fund expects that purchases and sales of the Series' portfolio investments usually will be principal transactions. Portfolio instruments will normally be purchased directly from the issuer of the obligations or from an underwriter or market maker for the issue. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Orders for securities will generally be placed by the Adviser with a view toward obtaining the best price and execution available.
In seeking to achieve the best combination of price and execution, the Adviser must attempt to evaluate the overall quality and reliability of the broker-dealers and the services provided, including research services, general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition. The responsibility of the Adviser to attempt to obtain the best combination of price and execution does not obligate it to solicit a competitive bid for each transaction; provided, however, that the Adviser must solicit a competitive bid for any transaction in the Series which has a principal value of $1 million or more. Furthermore, the Adviser has no obligation to seek the lowest available cost to the Series, so long as the Adviser determines in good faith that the broker-dealer's commission, spread or discount is reasonable in relation to the value of the execution and research services provided by such a broker-dealer to the Series, the Adviser or Distributor when viewed in terms of that particular transaction or the Adviser's overall responsibilities with respect to all of its clients, including the Series, as to which it offers advice or exercises investment discretion.

Certain procedures have been adopted by the Fund whereby the Fund's Board of Trustees can determine the quality of execution and cost of all orders executed by OLDE Discount. OLDE Discount is required to record for each transaction executed by it: the time and price of execution, the exchange on which the transaction was executed (unless such transaction was executed over-the-counter), the security involved and the number of shares traded. The record must be compiled at least monthly and presented to the Fund's Board of Trustees quarterly.

                  PURCHASE AND REDEMPTION OF SERIES SHARES

Shares of the Series are sold at their net asset value next determined after an order and payment are received as described in the Series' Prospectus. The minimum initial and continuing investment is $5,000 and $1,000 for subsequent investments, but such minimum amounts may be changed at any time. A prospective investor wishing to open an account should use the appropriate account application which may be obtained from OLDE Discount or the other participating broker-dealer.

On each business day OLDE Discount will automatically enter an order for Series shares in an amount equal to the free credit balance in an electing investor's OLDE Discount brokerage account as of the previous business day. If an investor's free credit balance is less than $1,000 on the last business day, it will not be invested but will remain as a credit balance in the investor's OLDE Discount brokerage account. If securities purchases are scheduled to settle, adequate cash will be held in the investor's brokerage account to settle the transaction. Credit balances that stand as collateral for the investor's obligations (such as cash balance resulting from a short sale) will be held in the investor's brokerage account and will not be available for investment in the Series.

Shares of the Series may be exchanged, or be received in exchange, for the shares of another Fund series. Exchanges will be made at the public offering price of the shares exchanged.

OLDE Discount will automatically redeem an investor's shares in the Series to satisfy a debit balance in the investor's brokerage account or to provide necessary cash collateral in the investor's margin account. Redemption of shares will occur to the extent necessary to settle securities transactions if the free credit balance in an investor's brokerage account the day before settlement date is insufficient.

Series shares may be redeemed upon the verbal request of a shareholder to an OLDE Discount broker or other participating broker-dealer. Shares will be redeemed at the net asset value next determined after the request for redemption is received by OLDE Discount. Payment for shares redeemed will normally be by check mailed the same or the next business day but, in any event, within seven days of such request, absent exceptional circumstances.
The Series intends to pay cash for all shares redeemed, but under exceptional circumstances which make cash payment not in the best interest of the Series and its shareholders, the Series may make payment wholly or partly in portfolio instruments at their then market value equal to the redemption price. Any portfolio instruments issued as payment will be readily marketable. On such occasions, an investor may incur brokerage costs in converting money market instruments to cash. The Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Series during any 90 day period for any one shareholder.

The Fund may suspend the investors' right of redemption for the Series during any time when: 1) trading is restricted on the New York Stock Exchange (the "Exchange"), as determined by the Commission, or the Exchange is closed for other than customary weekends and holidays; 2) the Commission has permitted such suspension by order; or 3) the Commission has determined that an emergency exists, making disposal of portfolio securities, or valuation of Series net assets, not reasonably practicable. The Exchange currently recognizes the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                  DIVIDENDS

On each day that the net asset value per share of the Series is determined, the Series' net investment income will be declared at 4:00 p.m. (New York Time) as a daily dividend to shareholders of record prior to the declaration. Unless a shareholder elects to receive cash, shareholders will receive dividends in additional shares of the Series. Shareholders wishing to receive their dividends in cash may make their request to the Transfer Agent, prior to the month in which such election shall commence. Dividends will be reinvested monthly in full and fractional shares of the Series at the net asset value. If cash payment is requested, checks will be mailed within five business days after the last day of each month.

The Series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Series consists of accrued interest income (1) plus or minus amortized discount or premium, (2) plus or minus all short-term realized gains and losses on investment and (3) minus accrued expenses allocated to the Series. Estimated expenses of the Series are accrued each day. Since the Series' portfolio investments are valued at amortized cost, there will normally be no unrealized gains or losses on such investments. However, should the net asset value of the Series deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and unrealized gains and losses would then be included in net investment income.

Shareholders will receive monthly statements of dividends and of purchase and redemption transactions.

                               NET ASSET VALUE

As described in its Prospectus, the Series values its portfolio investments at amortized cost, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or accretion of discount, rather than at current market value. Periodic calculations are made to compare the value of the Series' investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1 percent or more were to occur between the net asset value per share calculated by reference to market values and the Series' $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly determine what action, if any, should be initiated to correct the deviation. If the Series' net asset value per share (computed using market values) declined, or was expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payment in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon, redemption, a lower price per share than that which they paid initially. On the other hand, if the Series' net asset value per share (computed using market values) was to increase, or was anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                                 PERFORMANCE

As reflected in it Prospectus, the historical performance calculation for the Series may be shown in the form of "current yield" and "effective yield". These various measures of performance are described below.

The Series' current yield is computed in accordance with a standardized method prescribed by rules of the Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Series as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus accretion of discount and minus amortization of premium less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

The Series' effective yield, which reflects the effects of compounding and represents an annualization of the current yield, is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is:

                                             365/7
                     ((base period return +1)     )-1

The Series' yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Series will actually yield for any future period. Actual yields will depend not only on changes in interest rates of money market instruments during the period in which the investment in the Series is held, but also on such matters as the Series' expenses.

The comparative performance data referenced in the Series' prospectus may include total return.

                            FINANCIAL STATEMENTS

Audited Financial Statements of the Series for the fiscal year ending October 31, 1996 with the Report of the Independent Auditors are contained in the Series' Annual Report which is attached hereto and incorporated by reference herein.

                                 DISTRIBUTOR

The Fund has entered into a Principal Underwriting Agreement with OLDE Discount, which is in effect until January 8, 1998 to distribute the shares of the Series. The Principal Underwriting Agreement will continue to be in force thereafter if approved at least annually by 1) the Board of Trustees of the Series or by the vote of a majority of the outstanding voting securities of the Series and 2) by a majority of the trustees of the Fund who are not parties to the underwriting agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The Distributor may sell Series shares to or through qualified dealers in accordance with the provisions of the Principal Underwriting Agreement. In accordance with a Plan and Agreement of Distribution (the "Agreement") adopted pursuant to Rule 12b-1 of the 1940 Act, the Distributor is entitled to reimbursement of certain expenses of distribution of shares of the Series. The Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Fund, including the trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Agreement. The Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Series or the Distributor upon six months' notice. The Series is required to reimburse the Distributor for distribution expenses in an amount not to exceed .15% of the value of the Series' average daily net assets.

                                MISCELLANEOUS

                         Indemnification of Trustees

The Fund will indemnify each of its trustees and officers against, and pay on their behalf, all liabilities and expenses reasonably incurred by them in connection with the defense or disposition of any action, suit or other proceeding, before any court or administrative or legislative body, in which the trustee or officer may be, or may have been, involved as a party or otherwise, while in office or thereafter, by reason of being or having been a trustee or officer. Neither a trustee nor an officer will be indemnified in any action, suit or other proceeding, in which the trustee or officer is determined to be liable to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office. Such determination shall be made by either a) a majority of the disinterested trustees of the Fund who are not parties to the relevant proceeding, or b) a written opinion to that effect from independent legal counsel or c) a final decision on the merits by a court that the person's liability did not arise from such conduct.

                            Independent Auditors


Ernst & Young, LLP, located at One Detroit Center, Suite 1700, 500 Woodward Ave., Detroit, MI 48226, are the independent auditors for the Fund. The selection of independent auditors is subject to annual ratification by the Board of Trustees.

                                Current Yield

For the 7 day period ended October 31, 1996, the current yield of the Series was 4.97%.

                               Effective Yield

For the 7 day period ended October 31, 1996, the effective yield of the Series was 5.09%.










APPENDIX - RATINGS OF INVESTMENTS

                          COMMERCIAL PAPER RATINGS

           A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made of unusual circumstances.

Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

                       MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

                 STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                      STATEMENT OF ADDITIONAL INFORMATION



OLDE Custodian Fund                             *OLDE MONEY MARKET SERIES
751 Griswold
Detroit, Michigan 48226

OLDE Custodian Fund (the "Fund") is a diversified, open-end management investment company currently consisting of three separate series. Each series represents a separate investment portfolio with its own investment policies and objectives.

This Statement of Additional Information discusses the OLDE Money Market Series (the "Series"). The investment objectives of the Series are high current income, preservation of capital and liquidity. To achieve these objectives, the Series invests in short-term money market securities, selected by its investment adviser (the "Adviser"), OLDE Asset Management, Inc. A Prospectus and separate Statements of Additional Information, which contain information regarding OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series are available without charge from the Fund.

This Statement of Additional Information, dated February 28, 1997, is not a Prospectus. It contains information in addition to, or further discussing, the information in the Prospectus for the Series, dated February 28, 1997, and is incorporated by reference in it entirety therein. No investment in shares of the Series should be made without first reading the Prospectus. A Prospectus may be obtained, without charge, by writing to the Fund's Transfer Agent, OLDE Discount Corporation ("OLDE Discount"), at 751 Griswold, Detroit, MI 48226, calling your local OLDE Discount branch office, or contacting any other broker-dealer with whom OLDE Discount has a dealer agreement. OLDE Discount also serves as the Distributor of the Series.

                              TABLE OF CONTENTS

                                                                 Page

General Information About the Fund and the Series ..............  2
Investment Restrictions ........................................  2
Officers and Trustees ..........................................  3
Management of the Series .......................................  4
Investment Adviser .............................................  4
Other Expenses of the Series ...................................  5
Custodian ......................................................  5
Transfer Agent .................................................  5
Policies and Procedures Governing Portfolio Brokerage
Transactions ...................................................  6
Purchase and Redemption of Series Shares .......................  6
Dividends ......................................................  7
Net Asset Value ................................................  8
Performance ....................................................  8
Financial Statements ...........................................  9
Distributor ....................................................  9
Miscellaneous .................................................. 10
Appendix ....................................................... 11

              GENERAL INFORMATION ABOUT THE FUND AND THE SERIES


The Fund was established as a business trust under the laws of Massachusetts on February 17, 1987 and is registered as an open-end management investment company with the Securities and Exchange Commission. The Fund has one class of capital stock with a par value of $0.01. This stock is currently issued in three series. In accordance with the Fund's Agreement and Declaration of Trust, the number of shares in any series which the Fund may issue is unlimited. The Board of Trustees is empowered to authorize the creation of additional series if the Board determines such action to be in the best interest of the Fund. In no event will such action, if taken, affect a series currently existing. Each series is treated as a separate entity.

The Fund is not required to hold annual shareholders' meetings but will, however, hold special shareholders' meetings as necessary to approve fundamental policy changes, elect trustees and for other matters requiring approval of the shareholders in accordance with the Investment Company Act of 1940. Votes are made by series on matters affecting an individual series except when voting in the aggregate is required by the Investment Company Act of 1940. Matters which affect a particular series would include the investment objectives, policies and restrictions of that series.

The Series' Prospectus and this Statement of Additional Information do not constitute an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and the Statement of Additional Information.

The Series' Prospectus and this Statement of Additional Information omit certain information contained in the Fund's Registration Statement filed with the Securities and Exchange Commission (the "Commission"). Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The name "OLDE" included in the name of the Fund and each series is used pursuant to license by the Distributor. If the distribution agreement between the Distributor and the Fund is terminated, the name of the Fund and of each series must be amended to deleted the name OLDE.

                           INVESTMENT RESTRICTIONS


In order to maintain its status as a "diversified" management company, the Series must meet certain requirements. Seventy-five percent of the value of the Series' total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 percent of the value of the total assets of the Series and to not more than 10 percent of the outstanding voting securities of the issuer of the securities. Each series of the Fund represents a separate entity which must comply with these diversification requirements.

The following restrictions are fundamental policy restrictions which may not be changed without approval by the vote of a majority of the outstanding shares of the Series. The vote of a majority of the outstanding shares means the vote, at a special meeting duly called, of (A) 67 percent or more Series shares present at such meeting, if 50 percent of Series shares are present or represented by proxy, or (B) more than 50 percent of the outstanding shares of the Series, whichever is less.

In addition to the investment restrictions discussed in the Prospectus, the Series may not:


        1) purchase any security on margin except such short-term credits as are necessary for the clearance of transactions;

        2) participate on a joint or a joint and several basis in any trading account in securities, except in connection with an underwriting in which the Series is a participant;

        3) effect a short sale of any security, except in connection with an underwriting in which the Series is a participant;

        4) purchase and sell real estate, real estate limited partnership interests, commodities or commodity contracts;

        5) purchase and sell interests in oil, gas, or other mineral exploration or development programs;

        6) make loans to other persons, except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies;

        7) purchase legally or contractually restricted securities the value of which is in excess of 5 percent of the value of the Series' total assets;

        8) invest for control or management of the issuer of the securities;

        9) invest more than 25 percent of the value of its total assets in any one industry (other than obligations of the U.S. Government or its agencies or instrumentalities, certificates of deposit or bankers' acceptances);

       10) invest more than 5 percent of the value of the Series' total assets in equity securities of issuers which are not readily marketable;

       11) purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or its investment adviser owning beneficially more than 1/2 of 1 percent of the securities of such issuer together own more than 5 percent of the securities of such issuer;

       12) underwrite securities issued by others except to the extent the Series may be deemed to be an underwriter under the Federal securities laws, in connection with the disposition of portfolio securities;

       13) issue senior securities as defined in the Investment Company Act of 1940;

       14) purchase or retain the securities of an insurance company if the total invested would exceed 5 percent of the Series' total assets, unless the Commission has issued an order permitting such investment;

       15) invest more than 5 percent of its total assets in warrants, and of this amount, no more than 2 percent of the total assets of any series may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock exchange; as a non-fundamental policy, the Adviser has undertaken not to invest in warrants in any amount; or

       16) write, purchase or sell puts, calls or combinations of such option contracts.

                            OFFICERS AND TRUSTEES

The members of the Board of Trustees and officers of the Fund are responsible for the supervision and review of the management of the Fund and each series. The names, positions and principal occupations of the trustees and principal officers of the Fund during the past five years are as follows:

        1. *Lisa S. Fildes, President, Secretary and Trustee. Ms. Fildes is corporate attorney and Secretary of OLDE Discount.

        2.      *Randal J. Mudge, Trustee.  Mr. Mudge is a Director of OLDE
Discount.

        3. William H. Volz, Trustee. Mr. Volz is Director of the Center for Legal Studies at Wayne State University. Prior to August 1995, Mr. Volz was Dean of Wayne State University, School of Business Administration.

        4. Bruce H. Olson, Trustee. Dr. Olson is a Professor of Finance at Miami University, Oxford, Ohio.

        5. Charles C. Milliken, Trustee. Mr. Milliken is a Professor of Management at Siena Heights College, Adrian, Michigan.

        6. William R.D. Martin, Trustee. Mr. Martin is a Professor of Business Administration at the University of Michigan, Dearborn.

        7. *Mack H. Sutton, CPA, Vice President and Trustee. Mr. Sutton is Vice President and Chief Financial Officer of OLDE Discount Corporation.

        8. Lawrence R. Massa, CPA, Treasurer. Mr. Massa is employed by OLDE Asset Management, Inc.

*These trustees are "interested persons" of the Fund as defined in the Investment Company Act of 1940.

The nonaffiliated trustees of the Fund receive as compensation $1,000 plus expenses for each meeting of the Board of Trustees attended plus a $1,000 quarterly retainer. The trustees and officers affiliated with the Distributor or the Adviser receive no compensation or reimbursement from the Fund for acting in those positions.

                          MANAGEMENT OF THE SERIES

The Board of Trustees of the Fund is primarily responsible for overseeing the conduct of the Fund's and each series' business.

                             INVESTMENT ADVISER

OLDE Asset Management, Inc. serves as investment adviser for the Series pursuant to an Advisory Agreement dated June 5, 1989. The Adviser is a wholly-owned subsidiary of OLDE Financial Corporation, a Michigan corporation. OLDE Financial Corporation acts as a holding company for the following additional affiliates: OLDE Discount, C.U. Brokerage Services, Inc., OLDE Clearing Corporation and American Brokerage Services, Inc. Some employees of the Adviser are also employees of OLDE Discount.

As compensation for its services, the Adviser receives an annual fee of .50% of average daily net assets of the Series and is paid monthly. Fees are charged to each series separately, on the basis of average daily net assets attributable to that series. The Adviser's Advisory Agreement with the Fund provides for reimbursement to the Series of the aggregate expenses of the Series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2 percent of the first $10 million of the Series' average net assets, 1 1/2 percent of the next $20 million in average net assets of the Series and 1 percent of average net assets over $30 million.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or law or any loss suffered by any series in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its duties under the Advisory Agreement.

                        OTHER EXPENSES OF THE SERIES

The Series pays the fees of the Adviser, Custodian, and the Transfer Agent and Shareholder Servicing Agent. The Series' service contractors bear the expenses incurred in connection with the performance of their services. Additional costs paid by the Series are attributable to expenses of operation including, but not limited to: recordkeeping requirements, outside auditing and legal services, required insurance premiums, the registration of shares under Federal and state securities laws, and all other expenses charged in connection with the registration and issuance of Series shares.

Expenses of the Fund not directly attributable to any one series will be borne by a particular series in the same proportion as the amount of assets invested in such series bears to the total amount of assets invested in the Fund.

                                  CUSTODIAN

The Custodian for the Series is The Bank of New York. The Custodian is authorized to hold all securities and monies at any time owned by the Series and to perform certain accounting and recordkeeping functions required of an investment company by Federal, state and local laws, rules and regulations. The Bank of New York may, in its discretion, appoint one or more qualified banks, trust companies or securities depositories to act as its agent in carrying out the provisions of the Custodian Agreement, provided that such appointment will not relieve it of its responsibilities or liabilities under the Custodian Agreement.

The Custodian receives a fee for its services provided to the Series based on the net assets of the Series, certain transaction charges and reimbursement for its out-of-pocket expenses.

                               TRANSFER AGENT

OLDE Discount is Transfer Agent and Dividend Disbursing Agent for the Fund. OLDE Discount is responsible for all shareholder servicing and share registration activities (book entry form only), pursuant to a Transfer Agency Agreement. In accordance with that agreement, OLDE Discount shall: issue and redeem Series shares; process dividend and distribution payments to shareholders; prepare and mail customer account statements; mail shareholder communications; respond to shareholder and other inquiries; maintain shareholder accounts; and perform other related activities. As compensation for its services, OLDE Discount receives a fee of $24 per account per year.

     POLICIES AND PROCEDURES GOVERNING PORTFOLIO BROKERAGE TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of the Series in relation to movements in the general level of interest rates, to invest money obtained from the sale of shares of the Series, to reinvest proceeds from maturing portfolio securities and to meet redemptions of shares of the Series. This may increase or decrease the yield of the Series depending upon the Adviser's ability to correctly time and execute such transactions. Since the Series assets will be invested in securities with short maturities, its portfolio will turnover several time a year. Since securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Series' turnover rate for reporting purposes is anticipated to be zero.

The Adviser is authorized to place orders for securities with various broker-dealers, including agency orders with OLDE Discount, the Fund's Distributor, subject to the requirements of applicable laws and rules. The Fund expects that purchases and sales of the Series' portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer of the securities or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Orders for securities must generally be placed by the Adviser with a view to obtaining the best price and execution available. In seeking to achieve the best combination of price and execution, the Adviser must attempt to evaluate the overall quality and reliability of the broker-dealers and the services provided, including research services, general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition. The responsibility of the Adviser to attempt to obtain the best combination of the price and execution does not obligate it to solicit a competitive bid for each transaction; provided, however, that the Adviser shall solicit a competitive bid for any transaction in the Series which has a principal value of $1 million or more. Furthermore, the Adviser has no obligation to seek the lowest available cost to the Series, so long as the Adviser determines in good faith that the broker-dealer's commission, spread or discount is reasonable in relation to the value of the execution and research services provided by such a broker-dealer to the Series, the Adviser or Distributor when viewed in terms of that particular transaction or the Adviser's overall responsibilities with respect to all of its clients, including the Series, as to which it offers advice or exercises investment discretion.

Certain procedures have been adopted by the Fund whereby the Fund's Board of Trustees can determine the quality of execution and cost of all orders executed by OLDE Discount. OLDE Discount is required to record for each transaction executed by it: the time and price of execution, the bid and ask price available at that time, the commission received, the exchange on which the transaction was executed (unless such transaction was executed over-the-counter), the security involved and the number of shares traded. The record shall be compiled at least monthly and presented to the Fund's Board of Trustees quarterly.

                  PURCHASE AND REDEMPTION OF SERIES SHARES

Shares of the Series are sold at their net asset value next determined after an order and payment are received as described in the Series' Prospectus. The minimum initial and subsequent investment is $1,000 but such minimum amount may be changed at any time. A prospective investor wishing to open an account should use the appropriate account application available from OLDE Discount or other participating broker-dealer.

On each business day OLDE Discount will automatically enter an order for Series shares in an amount equal to the free credit balance in an electing investor's OLDE Discount brokerage account as of the previous business day. If an investor's free credit balance is less than $1,000 on the last business day, it will not be invested but will remain as a credit balance in the investor's OLDE Discount brokerage account. If securities purchases are scheduled to settle, adequate cash will be held in the investor's brokerage account to settle the transaction. Credit balances that stand as collateral for the investor's obligations (such as a cash balance resulting from a short sale) will be held in the investor's brokerage account and will not be available for investment in the Series.

Shares of the Series may be exchanged, or be received in exchange, for the shares of another Fund series. Exchanges will be made at the public offering price of the shares exchanged.

OLDE Discount will automatically redeem an investor's shares in the Series to satisfy a debit balance in the investor's brokerage account or to provide necessary cash collateral in the investor's margin account. Redemption of shares will occur to the extent necessary to settle securities transactions if the free credit balance in an investor's brokerage account the day before settlement date is insufficient.

Series shares may be redeemed upon the verbal request of a shareholder to an OLDE Discount broker or other participating broker-dealer. Shares will be redeemed at the net asset value next determined after the request for redemption is received by OLDE Discount. Payment for shares redeemed will normally be by check mailed the same or the next business day but, in any event, within seven days of such request, absent extraordinary circumstances. The Series intends to pay cash for all shares redeemed, but under exceptional circumstances which make cash payment not in the best interest of the Series and its shareholders, the Series may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. Any portfolio securities issued as payment will be readily marketable. On such occasions, an investor may incur brokerage costs in converting securities to cash. The Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset of the Series during any 90 day period for any one shareholder.

The Fund may suspend the investors' right of redemption for the Series during any time when: 1) trading is restricted on the New York Stock Exchange, as determined by the Commission, or the Exchange is closed for other than customary weekends and holidays; 2) the Commission has permitted such suspension by order; or 3) the Commission has determined that an emergency exists, making disposal of portfolio securities, or valuation of Series net assets, not reasonable practicable. The Exchange currently recognizes the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                  DIVIDENDS

On each day that net asset value per share of the Series is determined, the Series' net investment income will be declared at 4:00 p.m. (New York Time) as a daily dividend to shareholders of record prior to the declaration. Unless a shareholder elects to receive cash, shareholders will receive dividends in additional shares of the Series. Shareholders wishing to receive their dividends in cash may make their request to the transfer agent, prior to the month in which such election shall commence. Dividends will be reinvested monthly in full and fractional shares of the Series at the net asset value. If cash payment is requested, checks will be mailed within five business days after the last day of each month.
The Series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Series consists of accrued interest income (1) plus or minus amortized discount or premium, (2) plus or minus all short-term realized gains and losses on investment and (3) minus accrued expenses allocated to the Series. Expenses of the Series are accrued each day. Since the Series' portfolio investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Series deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Shareholders will receive monthly statements of dividends and of purchase and redemption transactions.

                               NET ASSET VALUE

As described in its Prospectus, the Series values its portfolio investments at amortized cost, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Periodic calculations are made to compare the value of the Series' investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1 percent or more were to occur between the net asset value per share calculated by reference to market values and the Series' $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Series' net asset value per share (computed using market values) declines, or was expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they held their shares and receiving, upon redemption, a lower price per share than that which they paid initially. On the other hand, if the Series' net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                                 PERFORMANCE

As reflected in its Prospectus, the historical performance calculation for the Series may be shown in the form of "current yield" and "effective yield". These various measures of performance are described below.

The Series' current yield is computed in accordance with a standardized method prescribed by rules of the Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Series as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

The Series' effective yield which reflects the effects of compounding and represents an annualization of the current yield, is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is:

                                              365/7
                      ((base period return +1)     )-1

The Series' yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Series will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Series is held, but also on such matters as Series expenses.

The comparative performance data referenced in the Series' prospectus may include total return.

                            FINANCIAL STATEMENTS

Audited Financial Statements of the Series for the fiscal year ending October 31, 1996 with the Report of the Independent Auditors are contained in the Series' Annual Report which is attached hereto and incorporated by reference herein.

                                 DISTRIBUTOR

The Fund has entered into a Principal Underwriting Agreement with OLDE Discount, which is in effect until January 8, 1998. The underwriting agreement will continue to be in force thereafter if approved at least annually by 1) the Board of Trustees of the Fund or by the vote of a majority of the outstanding voting securities of the Fund and 2) by a majority of the trustees of the Fund, who are not parties to the underwriting agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

OLDE Discount, as Distributor, has agreed to act as agent for the Fund for the distribution of Series shares. The Distributor may sell Series shares to or through qualified dealers, in accordance with the provisions herein.

Pursuant to a Plan and Agreement of Distribution (the "Agreement") pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Distributor is entitled to reimbursement of certain expenses of distribution. The Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Fund, including the trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Agreement. The Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Series or the Distributor upon six months' notice. The Series shall reimburse the Distributor for distribution expenses in an amount not to exceed
 .25 of 1 percent of the Series' average daily net assets.

                                MISCELLANEOUS

                         Indemnification of Trustees

The Fund shall indemnify each of its trustees and officers against, and pay on their behalf, all liabilities and expenses reasonably incurred by them in connection with the defense or disposition of any action, suit or other proceeding, before any court or administrative or legislative body, in which the trustee or officer may be, or may have been, involved as a party or otherwise, while in office or thereafter, by reason of being or having been a trustee or officer. Neither a trustee nor an officer will be indemnified in any action, suit or other proceeding, in which the trustee or officer is determined to be liable to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office. Such determination shall be made by either a) a majority of the disinterested trustees of the Fund who are not parties to the relevant proceeding, or b) a written opinion to that effect from independent legal counsel or c) a final decision on the merits by a court that the person's liability did not arise from such conduct.

                            Independent Auditors


Ernst & Young, LLP, located at One Detroit Center, Suite 1700, 500 Woodward Ave., Detroit, MI 48226 are the independent auditors for the Fund. The selection of auditors is subject to annual ratification by the Board of Trustees.

                                Current Yield


For the 7 day period ended October 31, 1996, the current yield of the Series was 4.64%.

                               Effective Yield

For the 7 day period ended October 31, 1996, the effective yield of the Series was 4.75%.










APPENDIX - RATINGS OF INVESTMENTS

                           COMMERCIAL PAPER RATINGS

           A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS


Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

                       MIG-1 AND MIG-2 MUNICIPAL NOTES

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

         STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA.    This is the highest rating assigned by Standard & poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA.     Bonds rated AA also qualify as high-quality debt obligations.
Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa.    Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa.     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   INVESTMENT ADVISER                                            OLDE
OLDE ASSET MANAGEMENT, INC.                                  CUSTODIAN FUND
                                                             ANNUAL REPORT
  PRINCIPAL UNDERWRITER                                     OCTOBER 31, 1996
OLDE DISCOUNT CORPORATION

       CUSTODIAN
  THE BANK OF NEW YORK

  INDEPENDENT AUDITORS
    ERNST & YOUNG LLP

     TRANSFER AGENT
OLDE DISCOUNT CORPORATION

                                  [DRAWING]

                                                                OLDE MONEY
For information regarding your                                MARKET SERIES
account, telephone your local
 OLDE Discount branch office
            or                                                 OLDE PREMIUM
OLDE Discount Customer Service                              MONEY MARKET SERIES
     at: 1-800-235-3100

  This report is authorized for                             OLDE PREMIUM PLUS
use by nonshareholders only when                            MONEY MARKET SERIES
  accompanied or preceded by a
     current prospectus of
      OLDE Custodian Fund.

                             OLDE CUSTODIAN FUND


                                        November 19, 1996


Dear Shareholder,

We are pleased to present the Annual Report for the year ended October 31, 1996, for OLDE Custodian Fund. The Fund consists of OLDE Money Market Series, OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series. This report contains audited schedules of investments and financial statements for all three Series.

Over much of 1996, interest rates on short term money market instruments have fluctuated partly in response to uncertainty with regard to inflation. Market participants feared that economic growth and tight labor markets would lead to price pressures, which would in turn result in tightening of rates by the Federal Reserve. Such fears have proven unfounded as inflation has remained moderate and the Fed has held rates constant since January 31.

Opportunities for money fund investors arose whenever market rates turned up. For example, the Adviser purchased a number of attractive longer maturity money market securities. Additionally, the Adviser continued its strategy of purchasing variable rate securities with yields in excess of comparable non-variable rate securities.

An unwinding of investors' preconceived inflation fears commenced at the beginning of the fourth quarter, bringing narrower spreads between shorter and longer term money market securities and making it less rewarding to extend the weighted average maturities of the portfolios. As always, the Adviser will give primary attention to the quality and liquidity of investments.


                                        Sincerely,
                                        OLDE CUSTODIAN FUND



                                        Lisa S. Fildes
                                        President

                             OLDE CUSTODIAN FUND

                            OLDE MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996


PRINCIPAL                                                                            AMORTIZED
AMOUNT                                                                                 COST
                 DOMESTIC COMMERCIAL PAPER - 35.22%
$ 5,455,000      C.S. First Boston, 5.350%, due 11/01/96 ........................  $  5,455,000
  2,840,000      Merrill Lynch & Company, 5.630%, due 11/01/96 ..................     2,840,000
  5,640,000      Countrywide Home Loans Inc., 5.420%, due 11/04/96 ..............     5,637,453
  2,000,000      Heller Financial Incorporated, 5.370%, due 11/05/96 ............     1,998,807
  3,960,000      Whirlpool Corporation, 5.370%, due 11/06/96 ....................     3,957,047
  4,870,000      General Motors Acceptance Corporation, 5.450%, due 11/07/96 ....     4,865,576
  4,000,000      Paine Webber Group, 5.500%, due 11/07/96 .......................     3,996,333
  3,000,000      Whirlpool Corporation, 5.370%, due 11/08/96 ....................     2,996,868
  4,000,000      Paine Webber Group, 5.500%, due 11/08/96 .......................     3,995,722
  4,500,000      Paine Webber Group, 5.380%, due 11/12/96 .......................     4,492,610
  5,000,000      Heller Financial Incorporated, 5.410%, due 11/13/96 ............     4,990,983
  2,455,000      Household Finance Corporation, 5.250%, due 11/14/96 ............     2,450,346
  4,020,000      Heller Financial Incorporated, 5.410%, due 11/14/96 ............     4,012,147
  4,000,000      Salomon Incorporated, 5.460%, due 11/15/96 .....................     3,991,507
  1,655,000      Heller Financial Incorporated, 5.370%, due 11/15/96 ............     1,651,544
  4,000,000      Prudential Funding, 5.270%, due 11/18/96 .......................     3,990,046
  1,825,000      Heller Financial Incorporated, 5.370%, due 11/18/96 ............     1,820,372
  2,000,000      Heller Financial Incorporated, 5.370%, due 11/19/96 ............     1,994,630
  3,855,000      Prudential Funding, 5.270%, due 11/19/96 .......................     3,844,842
  4,375,000      Whirlpool Financial Corporation, 5.300%, due 11/20/96 ..........     4,362,762
  4,380,000      Whirlpool Financial Corporation, 5.300%, due 11/21/96 ..........     4,367,103
  3,475,000      Household Finance Corporation, 5.25%, due 11/22/96 .............     3,464,358
    695,000      Heller Financial Incorporated, 5.330%, due 11/22/96 ............       692,839
  5,240,000      C.S. First Boston, 5.270%, due 11/25/96 ........................     5,221,590
  5,940,000      G.E. Capital Corporation, 5.250%, due 11/29/96 .................     5,915,745
  6,000,000      American General Finance, 5.250%, due 12/02/96 .................     5,972,875
  5,800,000      Sears Acceptance Corporation 5.260%, due 12/03/96 ..............     5,772,882
  4,355,000      G.E. Capital Corporation, 5.250%, due 12/04/96 .................     4,334,042
  6,385,000      Countrywide Home Loans Inc., 5.270%, due 12/05/96 ..............     6,353,220
  3,635,000      Salomon Incorporated, 5.550%, due 12/24/96 .....................     3,605,299
  4,550,000      Salomon Incorporated, 5.530%, due 12/26/96 .....................     4,511,558
  4,805,000      Paine Webber Group, 5.450%, due 01/02/97 .......................     4,759,900
  3,125,000      C.S. First Boston, 5.330%, due 01/07/97 ........................     3,094,001
                                                                                   ------------
                                                                                    131,410,007

                 YANKEE COMMERCIAL PAPER - 8.15%
  4,000,000      American Honda Finance Corporation, 5.440%, due 11/05/96 .......     3,997,582
  3,095,000      American Honda Finance Corporation, 5.440%, due 11/06/96 .......     3,092,662
  2,390,000      Toshiba International Finance UK, 5.380%, due 11/22/96 .........     2,382,499
  4,960,000      Ford Credit Europe PLC, 5.250%, due 11/26/96 ...................     4,941,917
  4,815,000      Hitachi Credit America, 5.440%, due 11/27/96 ...................     4,796,082
  2,510,000      Hitachi Credit America, 5.280%, due 12/23/96 ...................     2,490,857
  4,290,000      Toshiba International Finance UK, 5.600%, due 01/14/97 .........     4,240,617
  4,500,000      Electricity Corporation of New Zealand, 5.410%, due 02/04/97....     4,435,756
                                                                                   ------------
                                                                                     30,377,972

PRINCIPAL                                                                            AMORTIZED
AMOUNT                                                                                 COST
                 SHORT-TERM NOTES - 50.02%
$ 8,000,000      First Bank National Association, 5.325%, due 12/18/96 (a).......  $  7,999,900
  3,000,000      Keycorp,  8.200%, due 12/30/96 .................................     3,013,246
  8,000,000      Sears Acceptance Corporation, 5.600%, due 01/06/97 .............     8,002,900
  4,270,000      Traveler's Incorporated, 7.625%, due 01/15/97 ..................     4,288,828
 10,000,000      Merrill Lynch & Company, 5.511%, due 01/24/97 (a) ..............     9,999,775
  6,000,000      American Express Centurion Bank, 5.353%, due 02/12/97 (a) ......     5,999,992
 12,000,000      Key Bank of Maine, 5.304%, due 02/14/97 (a) ....................    11,996,616
 10,000,000      Abbey National Bank, 5.279%, due 02/21/97 (a) ..................     9,998,220
  3,000,000      Ford Motor Credit Company, 5.625%, due 03/03/97 ................     2,999,021
 11,000,000      PNC Bank, National Association, 5.295%, due 04/01/97 (a) .......    10,996,222
  3,300,000      Associates Corporation, 9.700%, due 05/01/97 ...................     3,361,529
  8,000,000      American Honda Finance Corporation, 5.422%, due 05/05/97 (a) ...     7,997,984
  6,000,000      Ford Motor Credit Company, 5.530%, due 05/12/97 (a) ............     6,000,861
  8,000,000      Paccar Financial Corporation, 5.262%, due 05/14/97 (a) .........     7,996,272
  8,000,000      FCC National Bank, 6.040%, due 06/19/97 ........................     7,997,112
  2,000,000      John Deere Capital Corporation, 5.950%, due 06/30/97 ...........     1,998,503
  4,000,000      G.E. Capital Corporation, 5.469%, due 07/08/97 (a) .............     4,000,000
 12,000,000      Morgan Stanley Group, 5.511%, due 07/10/97 (a) .................    12,000,000
  5,000,000      American Express Centurion Bank, 5.353%, due 07/11/97 (a) ......     5,000,000
  3,000,000      Abbey National Bank, 5.290%, due 07/15/97 (a) ..................     2,998,692
 10,000,000      Dean Witter, Discover & Company, 5.325%, due 08/08/97 (a) ......     9,997,372
  3,000,000      IBM Credit Corporation, 5.740%, due 08/14/97 ...................     2,998,416
  7,000,000      Paccar Financial Corporation, 5.254%, due 09/22/97 (a) .........     6,994,790
  4,000,000      Australia & New Zealand, 5.900%, due 09/23/97 ..................     4,005,759
  5,000,000      PNC Bank, National Association, 5.338%, due 10/01/97 (a) .......     4,996,393
  7,000,000      Province of Ontario, 5.700%, due 10/01/97 ......................     6,980,067
  6,000,000      Merrill Lynch & Company, 5.415%, due 10/03/97 (a) ..............     6,000,000
  5,000,000      American Express Centurion Bank, 5.345%, due 10/10/97 (a) ......     5,000,000
  5,000,000      Republic Mase Australia, 5.650%, due 10/31/97 ..................     4,995,223
                                                                                   ------------
                                                                                    186,613,693

                 U.S. GOVERNMENT SECURITIES - 2.43%
  4,000,000      U.S. Treasury Note, 6.875%, due 03/31/97 .......................     4,022,403
  5,000,000      U.S. Treasury Note, 6.125%, due 06/02/97 .......................     5,007,933
                                                                                   ------------
                                                                                      9,030,336

                 U.S. GOVERNMENT AGENCY SECURITIES - 3.88%
  2,500,000      Tennessee Valley Authority, 4.600%, due 12/16/96 ...............     2,497,348
  3,000,000      Federal Farm Credit Bank, 5.400%, due 04/01/97 .................     2,998,093
  9,000,000      Student Loan Marketing Association, 5.620%, due 06/30/97 .......     8,975,986
                                                                                   ------------
                                                                                     14,471,427
                                                                                   ------------
                                         TOTAL INVESTMENTS - 99.7% ..............   371,903,435
                                         OTHER ASSETS LESS LIABILITIES - 0.3% ...     1,243,447
                                                                                   ------------
                                         NET ASSETS - 100.0% ....................  $373,146,882
                                                                                   ============




    (a) - Variable rate securities.  The rates shown are the current rates as of October 31, 1996.




                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                            OLDE MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996



ASSETS:
  Investments at amortized cost (Note 1) .....................................  $371,903,435
  Cash .......................................................................         3,553
  Interest receivable ........................................................     1,781,784
  Prepaid expenses ...........................................................        36,121
                                                                                ------------
        TOTAL ASSETS .........................................................   373,724,893

LIABILITIES:
  Dividends payable (Note 2) .................................................       320,959
  Accrued expenses ...........................................................       164,592
  Payable to OLDE Asset Management, Inc. .....................................        92,460
                                                                                ------------
        TOTAL LIABILITIES ....................................................       578,011
                                                                                ------------
NET ASSETS applicable to 373,146,882 outstanding shares,
  unlimited number of shares authorized, $0.01 par value .....................  $373,146,882
                                                                                ============
NET ASSET VALUE, offering and redemption price per share
  on 373,146,882 shares of beneficial interest outstanding ...................         $1.00
                                                                                ============

                            OLDE MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1996

INTEREST INCOME (Note 1): ....................................................  $ 18,858,189

EXPENSES:
  Management fees ............................................................     1,685,820
  Transfer agent fees.........................................................     1,225,507
  Custodian fees .............................................................        26,630
  Professional fees ..........................................................        18,333
  Accounting fees ............................................................        16,500
  Printing and postage .......................................................        52,697
  Trustee fees ...............................................................         7,060
  Insurance ..................................................................         9,581
  Registration costs .........................................................       118,683
  12b-1 distribution costs ...................................................       210,829
                                                                                ------------
        TOTAL EXPENSES .......................................................     3,371,640
                                                                                ------------
NET INVESTMENT INCOME ........................................................  $ 15,486,549
                                                                                ============

                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                            OLDE MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                               YEAR ENDED OCTOBER 31
                                                                           1996                     1995
                                                                     ---------------          ---------------
OPERATIONS:
  Net investment income ...........................................  $    15,486,549          $    12,653,715
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income ...........................................      (15,486,549)             (12,653,715)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares ...................................    1,465,487,864            1,147,453,697
  Net asset value of shares issued in reinvestment of dividends....       14,559,552               11,866,662
                                                                     ---------------          ---------------
  .................................................................    1,480,047,416            1,159,320,359
  Cost of shares redeemed .........................................   (1,420,132,540)          (1,055,376,105)
                                                                     ---------------          ---------------
  Net increase in shareholders' equity from share transactions ....       59,914,876              103,944,254
                                                                     ---------------          ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY ..............................       59,914,876              103,944,254
SHAREHOLDERS' EQUITY:
  At beginning of year ............................................      313,232,006              209,287,752
                                                                     ---------------          ---------------
  At end of year ..................................................  $   373,146,882          $   313,232,006
                                                                     ===============          ===============

                            OLDE MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:



                                                                      YEAR END OCTOBER 31
                                                   1996          1995         1994        1993         1992
                                                 -------       -------      -------     -------      -------
NET ASSET VALUE, BEGINNING OF YEAR ............  $1.00         $1.00        $1.00       $1.00        $1.00

INVESTMENT OPERATIONS:
   Net investment income ......................   0.0460        0.0487       0.0293      0.0230       0.0337

DISTRIBUTIONS:
   Dividends from net investment income .......  (0.0460)      (0.0487)     (0.0293)    (0.0230)     (0.0337)
                                                 -------       -------      -------     -------      -------
NET ASSET VALUE, END OF YEAR ..................  $1.00         $1.00        $1.00       $1.00        $1.00
                                                 =======       =======      =======     =======      =======
    Total return (annualized) .................  +4.60%        +4.87%       +2.93%      +2.30%       +3.37%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)...  $373,147      $313,232     $209,288    $206,775     $159,211
   Ratio of expenses to average net assets ....   1.00%         1.07%        1.05%       1.10%        1.10%
   Ratio of net investment income
   to average net assets ......................   4.60%         4.87%        2.93%       2.30%        3.37%


                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                        OLDE PREMIUM MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996

PRINCIPAL                                                                             AMORTIZED
 AMOUNT                                                                                 COST
                DOMESTIC COMMERCIAL PAPER - 32.13%
$ 3,600,000     Paine Webber Group, 5.400%, due 11/01/96 .........................  $  3,600,000
  4,000,000     General Motors Acceptance Corporation, 5.450%, due 11/04/96.......     3,998,183
  4,425,000     Sears Acceptance Corporation, 5.420%, due 11/05/96 ...............     4,422,335
  3,280,000     American Express Credit Corporation, 5.260%, due 11/06/96 ........     3,277,604
  3,000,000     Sears Acceptance Corporation, 5.260%, due 11/07/96 ...............     2,997,370
  3,040,000     Whirlpool Corporation, 5.370%, due 11/08/96 ......................     3,036,826
  5,000,000     C.S. First Boston, 5.290%, due 11/08/96 ..........................     4,994,857
  1,675,000     Merrill Lynch & Company, 5.26%, due 11/12/96 .....................     1,672,308
  3,555,000     Paine Webber Group, 5.370%, due 11/13/96 .........................     3,548,631
  2,380,000     Household Finance Corporation, 5.250%, due 11/14/96 ..............     2,375,488
  2,385,000     Heller Financial Incorporated, 5.330%,  due 11/14/96 .............     2,380,410
  3,880,000     Whirlpool Financial Corporation, 5.300%, due 11/15/96 ............     3,872,003
  3,045,000     Household Finance Corporation, 5.250%, due 11/19/96 ..............     3,037,007
  4,150,000     Whirlpool Corporation, 5.300%, due 11/20/96 ......................     4,138,392
  4,855,000     Countrywide Home Loans Inc., 5.270%, due 11/21/96 ................     4,840,786
  5,690,000     American General Finance, 5.250%, due 11/26/96 ...................     5,669,255
  3,515,000     G.E. Capital Corporation, 5.240%, due 11/29/96 ...................     3,500,674
  3,135,000     Heller Financial Incorporated, 5.320%, due 12/03/96...............     3,120,175
  1,840,000     Countrywide Home Loans Inc., 5.290%, due 12/05/96 ................     1,830,807
  2,915,000     Countrywide Home Loans Inc., 5.270%, due 12/05/96 ................     2,900,491
  3,500,000     Salomon Incorporated, 5.550%, due 12/24/96 .......................     3,471,402
  2,500,000     Salomon Incorporated, 5.530%, due 12/26/96 .......................     2,478,878
                                                                                    ------------
                                                                                      75,163,882

                YANKEE COMMERCIAL PAPER - 10.40%
  2,305,000     B.H.P. Finance U.S.A., 5.450%, due 11/12/96 ......................     2,301,161
  4,270,000     American Honda Finance Corporation, 5.280%, due 11/18/96 .........     4,259,354
  2,680,000     Hitachi Credit America, 5.430%, due 11/22/96 .....................     2,671,511
  3,260,000     Atlas Copco AB, 5.370%, due 11/25/96 .............................     3,248,329
  3,000,000     Hitachi Credit America, 5.440%, due 11/27/96 .....................     2,988,213
  2,975,000     American Honda Finance Corporation, 5.280%, due 12/02/96 .........     2,961,474
  2,480,000     American Honda Finance Corporation, 5.300%, due 12/17/96 .........     2,463,205
  3,500,000     Electricity Corporation of New Zealand, 5.410%, due 02/04/97 .....     3,450,033
                                                                                    ------------
                                                                                      24,343,280

PRINCIPAL                                                                             AMORTIZED
 AMOUNT                                                                                 COST
                SHORT-TERM NOTES - 49.91%
$ 5,000,000     First Bank National Association, 5.325%, due 12/18/96 (a) ........  $  4,999,937
  3,000,000     Keycorp, 8.200%, due 12/30/96 ....................................     3,013,245
  4,000,000     Sears Acceptance Corporation, 5.600%, due 01/06/97 ...............     4,001,449
  1,775,000     General Motors Acceptance Corporation, 7.550%, due 01/14/97 ......     1,781,029
  4,000,000     Traveler's Incorporated, 7.625%, due 01/15/97 ....................     4,017,638
  4,000,000     Merrill Lynch & Company, 5.511%, due 01/24/97 (a) ................     3,999,910
  2,000,000     American Express Centurion Bank, 5.353%, due 02/12/97 (a) ........     1,999,997
  3,000,000     Key Bank of Maine, 5.304%, due 02/14/97 (a) ......................     2,999,155
  5,000,000     Abbey National Bank, 5.279%, due 02/21/97 (a) ....................     4,999,111
  8,000,000     Bayerische Landesbank, New York, 5.288%, due 03/03/97 (a) ........     7,997,394
  4,000,000     PNC Bank, National Association, 5.295%, due 04/01/97 (a) .........     3,998,626
  2,000,000     American Honda Finance Corporation, 5.422%, due 05/05/97 (a) .....     1,999,495
  4,000,000     Ford Motor Credit Company, 5.530%, due 05/12/97 (a) ..............     4,000,574
  7,000,000     Paccar Financial Corporation, 5.262%, due 05/14/97 (a) ...........     6,996,738
  5,000,000     FCC National Bank, 6.040%, due 06/19/97 ..........................     4,998,195
  4,000,000     John Deere Capital Corporation, 5.950%, due 06/30/97 .............     3,997,006
  3,000,000     G.E. Capital Corporation, 5.469%, due 07/08/97 (a)................     3,000,000
 10,000,000     Morgan Stanley Group, 5.511%, due 07/10/97 (a) ...................    10,000,000
  3,000,000     American Express Centurion Bank, 5.353%, due 07/11/97 (a) ........     3,000,000
  2,000,000     Abbey National Bank, 5.290%, due 07/15/97 (a) ....................     1,999,129
  5,000,000     Dean Witter, Discover & Company, 5.325%, due 08/08/97 (a).........     4,998,686
  4,000,000     IBM Credit Corporation, 5.740%, due 08/14/97 .....................     3,997,888
  4,000,000     Ford Motor Credit Company, 5.633%, due 09/02/97 (a) ..............     4,002,903
  3,000,000     Paccar Financial Corporation, 5.254%, due 09/22/97 (a) ...........     2,997,767
  2,000,000     Australia & New Zealand Bank, 5.900%, due 09/23/97 ...............     2,002,880
  3,000,000     Province of Ontario, 5.700%, due 10/01/97 ........................     2,991,458
  6,000,000     PNC Bank, National Association, 5.338%, due 10/01/97 (a) .........     5,995,672
  3,000,000     American Express Centurion Bank, 5.345%, due 10/10/97 (a) ........     3,000,000
  3,000,000     Republic Mase Australia, 5.650%, due 10/31/97 ....................     2,997,134
                                                                                    ------------
                                                                                     116,783,016

                U.S. GOVERNMENT SECURITIES - 3.00%
  3,000,000     U.S. Treasury Note, 6.875%, due 03/31/97 .........................     3,016,802
  4,000,000     U.S. Treasury Note, 6.125%, due 06/02/97 .........................     4,006,416
                                                                                    ------------
                                                                                       7,023,218

                U.S. GOVERNMENT AGENCY SECURITIES - 4.26%
  4,000,000     Federal Farm Credit Bank, 5.400%, due 04/01/97 ...................     3,997,458
  6,000,000     Student Loan Marketing Association, 5.620%, due 06/30/97 .........     5,983,991
                                                                                    ------------
                                                                                       9,981,449
                                                                                    ------------
                                TOTAL INVESTMENTS - 99.7% ........................   233,294,845
                                OTHER ASSETS LESS LIABILITIES - 0.3% .............       667,547
                                                                                    ------------
                                NET ASSETS - 100.0% ..............................  $233,962,392
                                                                                    ============

    (a) - Variable rate securities. The rates shown are the current rates as of October 31, 1996.

                           See accompanying notes.

                             OLDE CUSTODIAN FUND

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996

ASSETS:
    Investments at amortized cost (Note 1) ...................................  $233,294,845
    Cash .....................................................................         2,024
    Interest receivable ......................................................     1,108,148
    Prepaid expenses .........................................................        32,131
                                                                                ------------
      TOTAL ASSETS ...........................................................   234,437,148

LIABILITIES:
  Dividends payable (Note 2) .................................................       216,351
  Accrued expenses ...........................................................       167,238
  Payable to OLDE Asset Management, Inc. .....................................        91,167
                                                                                ------------
      TOTAL LIABILITIES ......................................................       474,756
                                                                                ------------
NET ASSETS applicable to 233,962,392 outstanding shares,
  unlimited number of shares authorized, $0.01 par value .....................  $233,962,392
                                                                                ============
NET ASSET VALUE, offering and redemption price per share
  on 233,962,392 shares of beneficial interest outstanding ...................         $1.00
                                                                                ============

                        OLDE PREMIUM MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1996

INTEREST INCOME (Note 1): ....................................................  $ 11,729,229

EXPENSES:
  Management fees ............................................................       629,877
  Transfer agent fees ........................................................       306,871
  Custodian fees .............................................................        23,231
  Professional fees ..........................................................        18,333
  Accounting fees ............................................................        16,500
  Printing and postage .......................................................         9,864
  Trustee fees ...............................................................         3,530
  Insurance ..................................................................         8,429
  Registration costs .........................................................       138,139
  12b-1 distribution costs ...................................................       314,939
                                                                                ------------
  TOTAL EXPENSES  ............................................................     1,469,713
                                                                                ------------
NET INVESTMENT INCOME ........................................................  $ 10,259,516
                                                                                ============

                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED OCTOBER 31
                                                                          1996           1995
                                                                     -------------  -------------
OPERATIONS:
  Net investment income ...........................................  $  10,259,516  $   6,603,487
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income ...........................................    (10,259,516)    (6,603,487)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares ...................................    689,651,366    478,594,356
  Net asset value of shares issued in reinvestment of dividends....      9,649,262      6,192,096
                                                                     -------------  -------------
  .................................................................    699,300,628    484,786,452
Cost of shares redeemed  ..........................................   (643,540,931)  (394,529,497)
                                                                     -------------  -------------
Net increase in shareholders' equity from share transactions ......     55,759,697     90,256,955
                                                                     -------------  -------------
NET INCREASE IN SHAREHOLDERS' EQUITY ..............................     55,759,697     90,256,955
SHAREHOLDERS' EQUITY:
  At beginning of year ............................................    178,202,695     87,945,740
                                                                     -------------  -------------
  At end of year ..................................................  $ 233,962,392  $ 178,202,695
                                                                     =============  =============

                        OLDE PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of stock outstanding throughout each year:

                                                             YEAR ENDED OCTOBER 31
                                                  1996      1995      1994      1993      1992
                                                -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD .........  $1.00     $1.00     $1.00     $1.00     $1.00

INVESTMENT OPERATIONS:
  Net investment income ......................   0.0490    0.0524    0.0339    0.0276    0.0410

DISTRIBUTIONS:
  Dividends from net investment income .......  (0.0490)  (0.0524)  (0.0339)  (0.0276)  (0.0410)
                                                -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD ...............  $1.00     $1.00     $1.00     $1.00     $1.00
                                                =======   =======   =======   =======   =======
  Total return (annualized) ..................  +4.90%    +5.24%    +3.39%    +2.76%    +4.10%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)...  $233,962  $178,203  $87,946   $103,317  $162,909
  Ratio of expenses to average net assets.....   0.70%     0.70%     0.60%     0.70%     0.56%
  Ratio of net investment income
  to average net assets ......................   4.90%     5.24%     3.39%     2.76%     4.10%

                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996

 PRINCIPAL                                                                               AMORTIZED
  AMOUNT                                                                                    COST
                 DOMESTIC COMMERCIAL PAPER - 35.81%
$10,020,000      G.T.E. Corporation, 5.450%, due 11/01/96 ............................  $ 10,020,000
  5,865,000      C.S. First Boston, 5.350%, due 11/01/96 .............................     5,865,000
 16,380,000      Salomon Incorporated, 5.420%, due 11/01/96 ..........................    16,380,000
  8,815,000      Salomon Incorporated, 5.460%, due 11/04/96 ..........................     8,810,989
 20,000,000      G.T.E. Corporation, 5.480%, due 11/04/96 ............................    19,990,867
 20,000,000      General Motors Acceptance Corporation, 5.330%, due 11/05/96 .........    19,988,155
 23,525,000      G.T.E. Corporation, 5.480%, due 11/06/96 ............................    23,507,095
 25,000,000      Heller Financial Incorporated, 5.410%, due 11/07/96 .................    24,977,459
 25,000,000      C.S. First Boston, 5.290%, due 11/08/96 .............................    24,974,285
 10,000,000      Household Finance Corporation, 5.250%, due 11/12/96 .................     9,983,958
 10,000,000      Heller Financial Incorporated, 5.410%, due 11/12/96 .................     9,983,469
 26,000,000      Whirlpool Financial Corporation, 5.370%, due 11/13/96 ...............    25,953,460
 17,275,000      Salomon Incorporated, 5.460%, due 11/14/96...........................    17,240,940
 18,445,000      American Express Credit Corporation, 5.260%, due 11/15/96 ...........    18,407,270
 12,250,000      G.T.E. Corporation, 5.280%, due 11/15/96 ............................    12,224,847
 16,400,000      Household Finance Corporation, 5.250%, due 11/15/96 .................    16,366,517
 10,000,000      Countrywide Home Loans Inc., 5.270%, due 11/20/96 ...................     9,972,186
 23,000,000      Sears Acceptance Corporation, 5.260%, due 11/20/96  .................    22,936,150
 23,365,000      Whirlpool Financial Corporation, 5.300%, due 11/21/96 ...............    23,296,203
  8,145,000      Countrywide Home Loans Inc., 5.270%, due 11/21/96 ...................     8,121,153
 30,000,000      Paine Webber Group, 5.300%, due 11/22/96  ...........................    29,907,250
 32,575,000      Ford Motor Credit Company, 5.250%, due 11/25/96 .....................    32,460,987
 15,115,000      Paine Webber Group, 5.300%, due 11/26/96 ............................    15,059,368
  8,965,000      Household Finance Corporation, 5.250%, due 11/26/96 .................     8,932,315
 22,000,000      American General Finance, 5.250%, due 11/27/96 ......................    21,916,583
 22,705,000      G.E. Capital Corporation, 5.250%, due 11/29/96 ......................    22,612,288
 25,310,000      Heller Financial Incorporated, 5.330%, due 12/02/96  ................    25,193,834
 21,525,000      Heller Financial Incorporated, 5.340%, due 12/03/96 .................    21,422,828
 24,780,000      Salomon Incorporated, 5.350%, due 12/04/96 ..........................    24,658,475
 30,000,000      C.S. First Boston, 5.260%, due 12/05/96  ............................    29,850,967
 23,240,000      Countrywide Home Loans Inc., 5.280%, due 12/06/96 ...................    23,120,701
 11,160,000      General Motors Aceptance Corporation, 5.260%, due 12/09/96 ..........    11,098,037
 20,000,000      Salomon Incorporated, 5.550%, due 12/24/96 ..........................    19,836,583
 19,175,000      Paine Webber Group, 5.450%, due 01/02/97 ............................    18,995,021
 19,875,000      C.S. First Boston, 5.330%, due 01/07/97  ............................    19,677,846
                                                                                        ------------
                                                                                         653,743,086
                 YANKEE COMMERCIAL PAPER - 4.45%
 11,973,000      B.H.P. Finance U.S.A., 5.450%, due 11/12/96 .........................    11,953,062
 12,500,000      BMW U.S Capital Corporation, 5.260%, due 11/14/96 ...................    12,476,257
 23,000,000      American Honda Finance Corporation, 5.280%, due 11/18/96 ............    22,942,653
 22,100,000      Toshiba Capital Asia, 5.400%, due 11/19/96 ..........................    22,040,330
 12,000,000      Electricity Corporation of New Zealand, 5.410%, due 02/04/97 ........    11,828,683
                                                                                        ------------
                                                                                          81,240,985

 PRINCIPAL                                                                               AMORTIZED
  AMOUNT                                                                                    COST
                 SHORT-TERM NOTES - 52.93%
$20,000,000      General Motors Acceptance Corporation, 5.725%, due 12/13/96 (a) .....  $ 20,003,910
  5,000,000      Chrysler Financial Corporation, 8.125%, due 12/16/96 ................     5,015,199
 37,000,000      First Bank National Association, 5.325%, due 12/18/96 (a) ...........    36,999,537
 13,500,000      Keycorp, 8.200%, due 12/30/96 .......................................    13,559,605
 38,000,000      Sears Acceptance Corporation, 5.600%, due 01/06/97 ..................    38,013,772
 10,000,000      General Motors Acceptance Corporation, 7.550%, due 01/14/97 .........    10,033,962
 10,000,000      Traveler's Incorporated, 7.625%, due 01/15/97 .......................    10,044,094
 36,000,000      Merrill Lynch & Company, 5.511%, due 01/24/97 (a) ...................    35,999,192
  5,000,000      Norwest Financial, 7.875%, due 01/30/97 .............................     5,034,521
 12,000,000      American Express Centurion Bank, 5.353%, due 02/12/97 (a) ...........    11,999,985
 35,000,000      Key Bank of Maine, 5.304%, due 02/14/97 (a) .........................    34,990,132
 35,000,000      Abbey National Bank, 5.279%, due 02/21/97 (a) .......................    34,993,771
 42,000,000      Bayerische Landesbank New York, 5.288%, due 03/03/97 (a) ............    41,986,317
 25,000,000      American Honda Finance Corporation, 5.637%, due 03/06/97 (a) ........    24,999,089
 20,000,000      American Express Centurion Bank, 5.357%, due 03/14/97 (a) ...........    20,000,000
 35,000,000      PNC Bank, National Association, 5.295%, due 04/01/97 (a) ............    34,987,980
  9,600,000      Associates Corporation, NA, 9.700%, due 05/01/97 ....................     9,777,317
 30,000,000      American Honda Finance Corporation, 5.422%, due 05/05/97 (a) ........    29,992,439
 25,000,000      Ford Motor Credit Company, 5.530%, due 05/12/97 (a) .................    25,003,586
 25,000,000      Paccar Financial Corporation, 5.262%, due 05/14/97 (a) ..............    24,988,352
 37,000,000      FCC National Bank, 6.040%, due 06/19/97 .............................    36,986,640
 19,000,000      John Deere Capital Corporation, 5.950%, due 06/30/97 ................    18,985,777
 43,000,000      G.E. Capital Corporation, 5.469%, due 07/08/97 (a) ..................    43,000,000
 53,000,000      Morgan Stanley Group, 5.511%, due 07/10/97 (a) ......................    53,000,000
 22,000,000      American Express Centurion Bank, 5.353%, due 07/11/97 (a) ...........    22,000,000
 25,000,000      Abbey National Bank, 5.290%, due 07/15/97 (a) .......................    24,989,108
 35,000,000      Dean Witter, Discover & Company, 5.325%, due 08/08/97 (a) ...........    34,990,804
 43,000,000      IBM Credit Corporation, 5.740%, due 08/14/97 ........................    42,977,291
 25,000,000      Ford Motor Credit Company, 5.633%, due 09/02/97 (a) .................    25,018,144
 35,000,000      Paccar Financial Corporation, 5.254%, due 09/22/97 (a) ..............    34,973,952
 19,000,000      Australia & New Zealand Bank, 5.900%, due 09/23/97 ..................    19,027,357
 39,000,000      PNC Bank, National Association, 5.338%, due 10/01/97 (a) ............    38,971,868
 24,945,000      Province of Ontario, 5.700%, due 10/01/97 ...........................    24,873,969
 44,000,000      Merrill Lynch & Company, 5.420%, due 10/03/97 (a) ...................    44,000,000
 17,000,000      American Express Centurion Bank, 5.345%, due 10/10/97 (a) ...........    17,000,000
 17,000,000      Republic Mase Australia, 5.650%, due 10/31/97 .......................    16,983,758
                                                                                        ------------
                                                                                         966,201,428

 PRINCIPAL                                                                                  AMORTIZED
  AMOUNT                                                                                      COST
                 U.S. GOVERNMENT SECURITIES - 3.24%
$28,000,000      U.S. Treasury Note, 6.875%, due 03/31/97 ............................  $   28,156,819
 31,000,000      U.S. Treasury Note, 6.125%, due 06/02/97 ............................      31,049,813
                                                                                        --------------
                                                                                            59,206,632
                 U.S. GOVERNMENT AGENCY SECURITIES - 3.17%
 10,000,000      Tennessee Valley Authority, 4.600%, due 12/16/96 ....................       9,989,392
 13,000,000      Federal Farm Credit Bank, 5.400%, due 04/01/97 ......................      12,991,740
 35,000,000      Student Loan Marketing Association, 5.620%, due 06/30/97 ............      34,906,613
                                                                                        --------------
                                                                                            57,887,745
                                                                                        --------------
                                     TOTAL INVESTMENTS - 99.6% .......................   1,818,279,876
                                     OTHER ASSETS LESS LIABILITIES - 0.4% ............       7,200,220
                                                                                        --------------
                                     NET ASSETS - 100.0% .............................  $1,825,480,096
                                                                                        ==============

 (a) - Variable rate securities.  The rates shown are the current rates as of
                               October 31, 1996.


                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                    OLDE PREMIUM PLUS MONEY MARKET SERIES
                     STATEMENT OF ASSETS AND LIABILITIES
                              OCTOBER 31, 1996

ASSETS:
  Investments at amortized cost (Note 1) .............................  $1,818,279,876
  Cash ...............................................................           1,262
  Interest receivable ................................................       9,107,453
  Deferred organizational costs ......................................           2,010
  Prepaid expenses ...................................................          73,150
                                                                        --------------
     TOTAL ASSETS ....................................................   1,827,463,751

LIABILITIES:
  Dividends payable (Note 2) .........................................       1,926,560
  Accrued expenses ...................................................          47,632
  Payable to OLDE Asset Management, Inc. .............................           9,463
                                                                        --------------
     TOTAL LIABILITIES ...............................................       1,983,655
                                                                        --------------
NET ASSETS applicable to 1,825,480,096 outstanding shares,
  unlimited number of shares authorized, $0.01 par value .............  $1,825,480,096
                                                                        ==============
NET ASSET VALUE, offering and redemption price per share
  on 1,825,480,096 shares of beneficial interest outstanding .........           $1.00
                                                                        ==============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1996

INTEREST INCOME (Note 1) .............................................. $    83,074,708

EXPENSES:
  Management fees .....................................................       2,232,385
  Transfer agent fees .................................................         408,101
  Custodian fees ......................................................          87,994
  Professional fees ...................................................          20,067
  Accounting fees .....................................................          16,500
  Printing and postage ................................................          12,824
  Trustee fees ........................................................          22,389
  Insurance ...........................................................          15,077
  Amortization of organizational costs ................................          11,679
  Registration costs ..................................................         354,417
  12b-1 distribution costs ............................................       2,232,385
                                                                        ---------------
                                                                              5,413,818

Expenses waived and reimbursed ........................................      (5,413,818)
                                                                        ---------------
  NET EXPENSES ........................................................            -
                                                                        ---------------
NET INVESTMENT INCOME ................................................. $    83,074,708
                                                                        ===============

                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED OCTOBER 31
                                                                              1996                   1995
                                                                      ------------------      ------------------
OPERATIONS:
  Net investment income ............................................  $       83,074,708      $       49,268,871
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income ............................................         (83,074,708)            (49,268,871)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares ....................................       3,243,478,670           2,458,463,640
  Net asset value of shares issued in reinvestment of dividends.....          79,753,027              47,030,038
                                                                      ------------------      ------------------
                                                                           3,323,231,697           2,505,493,678
  Cost of shares redeemed ..........................................      (2,669,874,893)         (1,725,674,740)
                                                                      ------------------      ------------------
  Net increase in shareholders' equity from share transactions......         653,356,804             779,818,938
                                                                      ------------------      ------------------
NET INCREASE IN SHAREHOLDERS' EQUITY ...............................         653,356,804             779,818,938
SHAREHOLDERS' EQUITY:
  At beginning of year .............................................       1,172,123,292             392,304,354
                                                                      ------------------      ------------------
  At end of year ...................................................  $    1,825,480,096      $    1,172,123,292
                                                                      ==================      ==================

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each period:

                                                           YEAR ENDED OCTOBER 31           FOR THE PERIOD
                                                                                           JAN. 3, 1992 TO
                                                 1996        1995        1994      1993    OCT. 31, 1992
                                                -------     -------     -------   -------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .......... $1.00       $1.00       $1.00     $1.00        $1.00

INVESTMENT OPERATIONS:
  Net investment income .......................  0.0560      0.0598      0.0401    0.0342       0.0340

DISTRIBUTIONS:
  Dividends from net investment income ........ (0.0560)    (0.0598)    (0.0401)  (0.0342)     (0.0340)
                                                -------     -------     -------   -------      --------
NET ASSET VALUE, END OF PERIOD ................ $1.00       $1.00       $1.00     $1.00        $1.00
                                                =======     =======     =======   =======      ========
  Total return (annualized) ................... +5.60%      +5.98%      +4.01%    +3.42%       +4.10%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted).... $1,825,480  $1,172,123  $392,304  $170,630     $94,734
  Ratio of expenses to average net assets .....      -           -         -         -           -
  Ratio of net investment income
  to average net assets .......................    5.60%       5.98%     4.01%     3.42%       4.10%

                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                        NOTES TO FINANCIAL STATEMENTS
                              OCTOBER 31, 1996

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

OLDE Custodian Fund (the Fund) is a business trust established under the laws of Massachusetts and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. Three series of the Fund are currently offered for sale: OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series.

NATURE OF OPERATIONS
The investment objective of each series is maximum current income, consistent with preservation of capital and liquidity.

SECURITY VALUATION
The Fund utilizes the amortized cost method to determine the carrying value of its investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates the market value. Since the Fund's portfolio investments are valued at amortized cost, there will normally not be any unrealized gains or losses on such investments. However, should the carrying value of the Fund's investments deviate significantly from market value, the Board of Trustees could decide to value the investments at market value.

Investment securities purchases and sales are accounted for on a trade-date basis.

INTEREST INCOME
Interest income is recorded daily on the accrual basis, adjusted for amortization of premium and accretion of discount

DEFERRED ORGANIZATIONAL COSTS
Organizational costs of OLDE Premium Plus Money Market Series are being amortized over a 60-month period from the commencement of operations.

EXPENSES
Expenses of each series are accrued daily.

USE OF ACCOUNTING ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. DIVIDENDS TO SHAREHOLDERS
On each day the New York Stock Exchange is open for business, the Fund declares dividends of its daily net investment income to shareholders of record prior to the declaration.

Each series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a series consists of (1) accrued interest income adjusted for amortized discount or premium, (2) any short-term realized gains or losses on investments, and (3) a deduction for accrued expenses allocated to that series.

3. FEDERAL INCOME TAXES
The Internal Revenue Code of 1986, as amended, treats each series of the Fund as a separate regulated investment company. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory Agreement with OLDE Asset Management, Inc. (the Adviser). Under the current agreement, the Adviser receives a monthly management fee equal to an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                0.50%
OLDE Premium Money Market Series        0.30%
OLDE Premium Plus Money Market Series   0.15%

The Advisory Agreement also provides for the Adviser to reimburse a series for the aggregate expenses of a series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first $10 million in assets, 1 1/2% of the next $20 million and 1% of assets in excess of $30 million.

The Fund has an Accounting Services Agreement with the Adviser. Under the current agreement, the Adviser receives a fixed fee of $1,375 per month for each series.

The Fund has a Shareholder Services Agreement with OLDE Discount Corporation (OLDE Discount). Under the current agreement, OLDE Discount receives a fixed fee of $24 per account. OLDE Discount has agreed to waive this fee for OLDE Premium Plus Money Market Series until January 1, 1997.

The Fund has an Underwriting Agreement with OLDE Discount. As underwriter for the Fund, OLDE Discount received no commissions for the year ended October 31, 1996. For the year ended October 31, 1996, the Fund made no direct payments to its officers and affiliated trustees and incurred trustee fees of $32,979 to unaffiliated trustees.

The Adviser has voluntarily agreed to waive its management fee, accounting fee, and reimburse all other expenses of OLDE Premium Plus Money Market Series until January 1, 1997. Effective January 1, 1997 through January 1, 1998, the Adviser has voluntarily agreed to waive its management fee and accounting fee, and limit all other expenses of this Series to no more than .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of the Series. For the year ended October 31, 1996, the Series incurred total expenses of $5,413,818. The Adviser waived fees of $2,248,885. OLDE Discount waived transfer agency fees of $408,101 and 12b-1 expenses of $2,232,385 and the balance was reimbursed by the Adviser, as agreed.

5. DISTRIBUTION ASSISTANCE
Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940, OLDE Discount is entitled to reimbursement of certain expenses of distribution in an amount not to exceed an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                0.25%
OLDE Premium Money Market Series        0.15%
OLDE Premium Plus Money Market Series   0.15%

For the period ended October 31, 1996, the annualized percentage rate of 12b-1 expense was .06% for OLDE Money Market Series, .15% for OLDE Premium Money Market Series and .15% for OLDE Premium Plus Money Market Series.

6. INVESTMENT SECURITIES TRANSACTIONS
Investment securities transactions for the period ended October 31, 1996 are as follows:

        OLDE Money Market Series:
          Purchases:            $1,834,095,188
          Sales (including maturities):   $1,783,165,638
        OLDE Premium Money Market Series:
          Purchases:            $1,271,242,059
          Sales (including maturities):   $1,221,383,884
        OLDE Premium Plus Money Market Series:
          Purchases:            $7,973,652,988
          Sales (including maturities):   $7,361,931,657

Broker commissions paid on purchases made by the Fund are infrequent and immaterial.

7. BANK LINE OF CREDIT
At October 31, 1996 a secured line of credit in the amount of $5,000,000 was available to the Fund. This line of credit is cancelable by the bank. Advances under the line bear interest at the federal funds rate plus 1/2%. There have been no borrowings under this line as of October 31, 1996.

[ERNST & YOUNG LLP LETTERHEAD] REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of OLDE Custodian Fund:

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of OLDE Custodian Fund, comprised of OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series, as of October 31, 1996, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series comprising OLDE Custodian Fund as of October 31, 1996, and the results of their operations and the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

Detroit, Michigan
November 27, 1996

                                    [Part C]

Item 24:  List of exhibits

Exhibit                                                                                               Page
Number                                                                                              Number*
-------                                                                                             -------
1                   Financial Statement                                                               N/A

2                   Amended Agreement and Declaration of Trust                                        **

3                   Amended Bylaws of OLDE Custodian Fund                                             **

4                   Specimen Share Certificate                                                  No certificate
                                                                                                 to be issued

5                   Advisory Agreement between the Registrant                                         **
                    and OLDE Asset Management, Inc.

6                   Policies and Procedures Governing Brokerage                                       **
                    Transactions

7                   Principal Underwriter's Agreement between                                         **
                    the Registrant and OLDE Discount Corporation

8                   Custodian Agreement between the Registrant                                        **
                    and the Bank of New York

9                   Agency Agreement between the Registrant and                                       **
                    OLDE Discount Corporation

10                  Rule 12b-1 Agreement and Plan of Distribution                                     **

11                  Premium Plus Series Services Agreement                                            **

12                  Opinion letter of  Dickinson, Wright, Moon, Van Dusen                             **
                    & Freeman as to the legality of the shares
                    being registered

13                  Power of Attorney                                                                 **

* Unless otherwise noted, all exhibits are contained in the separate Exhibit Volume. Page numbers set forth above are the page numbers in that Exhibit Volume.

**                  On file, and incorporated herein by reference.

***                 To be filed by amendment.

ITEM 25:         PERSONS UNDER COMMON CONTROL WITH THE FUND

OLDE Financial Corporation is a Michigan Corporation, which acts as a holding company for the following additional affiliates: OLDE Clearing Corporation, a Delaware corporation, C.U. Brokerage Services, Inc., a Michigan corporation, OLDE Discount Corporation, a Michigan corporation, OLDE Asset Management, Inc., a Michigan corporation, and American Brokerage Services, Inc., a Vermont
corporation.   The shares of OLDE Financial Corporation are 90 percent owned by
Ernest J. Olde.

ITEM 26:         SECURITY HOLDERS

         Title of Series                                                 Number of Record Holders
         ---------------                                                 ------------------------
         OLDE Money Market Series                                                   1

         OLDE Premium Money Market Series                                           1

         OLDE Premium Plus Money Market Series                                      1

ITEM 27:         INDEMNIFICATION

The Agreement and Declaration of Trust provides for indemnification of its trustees and officers in accordance with the General Laws of Massachusetts and the Investment Company Act of 1940. The Fund will indemnify each of its trustees and officers against, and pay on their behalf, all liabilities and expenses reasonably incurred by them in connection with the defense or disposition of any action, suit or other proceeding, before any court administrative or legislative body, in which the trustee or officer may be, or may have been, involved as a party or otherwise, while in office or thereafter, by reason of being or having been a trustee or officer. Neither a trustee nor an officer will be indemnified in any action, suit or other proceeding, in which the trustee or officer is determined to be liable to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties involved in the conduct of the office. Such determination shall be made by either a) trustees who are not parties to the relevant proceeding, or b) written opinion to that effect from independent legal counsel or c) a final decision on the merits by a court that the person's liability did not arise from such conduct.

OLDE Custodian Fund maintains a bond against larceny and embezzlement covering each officer and employee who has access to OLDE Custodian Fund securities and/or funds, as required by the Investment Company Act of 1940.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28:         BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

OLDE Asset Management, Inc. is not engaged in any business, profession, vocation or employment of a substantial nature other than that of Adviser for the registrant. Each director of OLDE Asset Management, Inc. was previously or is currently employed by OLDE Discount Corporation.

ITEM 29:         PRINCIPAL UNDERWRITER

OLDE Discount Corporation does not act as principal underwriter, depositor or investment adviser to any investment company other than OLDE Custodian Fund.

The positions held by each director or senior officer of OLDE Discount Corporation are as follows:

Name and Principal                         Positions & Offices                    Positions & Offices
Business Address                            With Underwriter                         With Registrant
-------------------                        -------------------                    ---------------------
Randal J. Mudge*                           Director                               Trustee

Michael S. Dzialo*                         Director, Senior Vice President        None Held

Stanley A. Snider*                         Director, Senior Vice President        None Held

Daniel S. Patterson*                       Director, Senior Vice President        None Held

Thomas P. Fitzgerald*                      Sr. V.P., Chief Legal Officer          None Held

Lisa S. Fildes*                            Corporate Secretary                    Trustee, President, Secy.

Mack H. Sutton*                            Chief Financial Officer                Trustee, Vice President,
                                                                                  Chief Financial Officer

*The address of each of these persons is 751 Griswold, Detroit, Michigan 48226.

ITEM 30:         LOCATION OF RECORDS REQUIRED BY SECTION 31(A) OF THE 1940 ACT

The accounts, books and other records required to be maintained by Section 31(a) of the 1940 Act shall be held at 751 Griswold, Detroit, Michigan 48226, the Transfer Agent's place of business.

ITEM 31:         MANAGEMENT SERVICES

Not applicable.

ITEM 32:         UNDERTAKINGS

Registrant hereby undertakes to submit the Advisory Agreement, the 12b-1 plan and its selection of Ernst & Young LLP as auditor, for approval by the shareholders of each Series (voting as separate Series) at the first special meeting of shareholders of the Registrant held after the effective date of this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Detroit, and State of Michigan on the 28th day of February, 1997.


                                              OLDE Custodian Fund



                                              By: /s/ RANDAL J. MUDGE
                                                 ------------------------------
                                                  Trustee



                                          and By: /s/ LISA S. FILDES
                                                 ------------------------------
                                                  Trustee

                         [ERNST & YOUNG LLP LETTERHEAD]






                        CONSENT OF INDEPENDENT AUDITORS







We consent to the references to our firm under the caption "Financial Highlights" in the Prospectus and "Independent Auditors" and "Financial Statements" in the Statement of Additional Information and to the incorporation by reference in this Post-Effective Amendment Number 16 to the Registration Statement No. 33-15935, dated February 28, 1997, of OLDE Custodian Fund of our report dated November 27, 1996, included in the 1996 Annual Report to shareholders of OLDE Custodian Fund.



                                                ERNST & YOUNG LLP




February 28, 1997